As filed with the Securities and Exchange Commission on March 9, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-09025
New Covenant Funds
(Exact name of registrant as specified in charter)
200 East Twelfth Street, Jeffersonville, IN 47130

(Address of principal executive offices) (Zip code)
U.S. Bancorp Fund Service, LLC
777 E Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)
414-765-5138
Registrant’s telephone number, including area code
Date of fiscal year end: June 30
Date of reporting period: December 31, 2010

Item 1. Reports to Stockholders.

NEW COVENANT MUTUAL FUNDS
Funds with a Mission

SEMI-ANNUAL REPORT DECEMBER 31, 2010

KEEP SOUND WISDOM AND PRUDENCE, AND THEY WILL BE LIFE FOR YOUR SOUL.
PROVERBS 3:21-22

table of contents

Shareholder Letter	2

Portfolios of Investments	6

Statements of Assets and Liabilities	15

Statements of Operations	16

Statements of Changes in Net Assets	17

Financial Highlights	19

Notes to Financial Statements	23

Supplemental Data	31

to our shareholders

NEW COVENANT FUNDS
December 31, 2010

Dear Shareholders:

We ended 2010 with more optimism about the economy than when the year began. While it wasn’t a smooth ride, both stock and bond markets moved ahead and the New Covenant Funds posted positive returns.

But optimism is by no means clarity. The fog of uncertainty still swirls around issues like high unemployment, shifting tax policy, deficit spending, continuing foreclosures and truly massive market intervention by the Federal Reserve.

Slow growth in the US remains a concern. Government efforts to rejuvenate the economy have been slow to take hold. After all, bailouts and intervention cannot on their own repair the economic detritus of the 2008 financial crisis. Foreclosure rates remain high as many consumers are still underwater on their mortgages. And many banks continue to struggle to meet capital requirements. We are also concerned about the growing federal deficit — now climbing toward 75% of Gross Domestic Product (GDP) — which raises real risks for the US dollar.

Investors, however, have continued to show remarkable resilience. While 2010 was a bumpy year, investors in equities were generally rewarded. And while many observers predicted higher rates, interest rates (as measured by the 10-year US Treasury Bond) ended the year lower than where they started.

Looking ahead to 2011, we believe the economy will continue to grow slowly. A stronger employment report in January 2011 provided a hopeful note to start the year. An improving economy with rising long-term interest rates can make shorter duration bonds relatively more attractive. We continue to believe an allocation to high-quality intermediate duration bonds is important to a well-balanced portfolio.

Our social investing mandate means that we continue to steward the Funds based on the tenets of the Presbyterian Church (U.S.A.)’s General Assembly Mission Council’s Mission Responsibility Through Investing (MRTI) committee. In addition to companies prohibited based on the MRTI guidelines, our list of prohibited securities also includes companies that have derived 25% or more of their revenue from alcohol, tobacco, and certain companies in the weapons and gambling industries.

We wanted to make you aware of the recent move to reduce fees for New Covenant Funds shareholders. One Compass Advisors (the “Adviser”), has agreed to amend the fee schedule to the Investment Advisory Agreement so as to reduce the annual fee payable to the Adviser from 0.99% to 0.87% of the value of the New Covenant Growth Fund’s average daily net assets and from 0.75% to 0.65% of the value of the New Covenant Income Fund’s average daily net assets. The Adviser and the Board also agreed to terminate the expense limitation agreement with respect to the New Covenant Growth Fund, the New Covenant Income Fund, the New Covenant Balanced Growth Fund and the New Covenant Balanced Income Fund. In addition, the Funds will no longer pay Shareholder Servicing Fees to affiliates of the Adviser. Beginning on January 1, 2011, the adviser contractually reduced its fee. Per our current prospectus supplement dated 12/30/2010, our Total Annual Fund Operating Expenses are 0.99% for New Covenant Growth Fund, 0.77% for New Covenant Income Fund, 1.05% for New Covenant Balanced Growth Fund, and 0.98% for New Covenant Balanced Income Fund. We believe this move will be in the best interest of our shareholders.

With the exception of the New Covenant Income Fund, each of the funds underperformed its benchmark largely because of the allocation to international equities.

			Average Annual	Average Annual	Average Annual
As of December 31, 2010	Aggregate 3 month	1 year 2010	Returns 3 year	Returns 5 year	Returns 10 year

New Covenant Growth Fund	10.57%	14.08%	-3.80%	1.19%	1.19%
New Covenant Income Fund	-0.60%	6.37%	0.81%	2.38%	3.82%
New Covenant Balanced
Growth Fund	6.36%	11.19%	-1.74%	1.91%	2.59%
New Covenant Balanced
Income Fund	3.50%	9.02%	-0.70%	2.11%	3.16%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include changes in share price, and include reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain more current performance information, call 877-835-4531 or visit www.NewCovenantFunds.com.

The New Covenant Growth Fund

The New Covenant Growth Fund gained 14.08% for the one year period ending December 31, 2010. This performance lagged the Standard & Poor’s 500 Index, which rose 15.06% during the same period. The Fund underperformed its benchmark due in part to its international allocation, which was approximately 16% of the Fund’s net asset value at year end. During 2010, the MSCI All Country World Index ex USA rose 11.60%. We are optimistic about stocks and feel equity valuations generally appear to be reasonable relative to bond yields and historic equity multiples.

The Fund remains anchored by the core portfolio, now managed by sub-advisor Brockhouse & Cooper International, Inc. (Brockhouse Cooper). The previous sub-advisor for the core equity portfolio, Wellington Management Company LLP, had given notice that the firm was discontinuing the investment mandate it pursued as a sub-advisor to the Fund. Brockhouse Cooper employs an optimized index strategy which seeks to closely track risk characteristics and performance of the Standard & Poor’s 500 Index while also screening for stocks that meet New Covenant’s criteria for socially responsible investment. We are confident in Brockhouse Cooper’s ability and experience managing these types of portfolios. As of December 31, Brockhouse Cooper’s allocation of the Fund was approximately 52%.

to our shareholders

NEW COVENANT FUNDS
December 31, 2010

The Fund’s satellite allocations include actively-managed equity portfolios which are sub-advised by firms that emphasize fundamental research, business analysis, industry analysis, and price discipline.

•	Sound Shore Management, Inc. seeks to capitalize on disparities between large domestic companies’ stock prices and intrinsic values. Sound Shore’s allocation of the Fund was approximately 16% as of December 31, 2010.

•	Santa Barbara Asset Management focuses on shares of large established companies it expects to grow over time. As of December 31, Santa Barbara managed 12% of the Fund.

•	TimesSquare Capital Management, which is responsible for the mid-cap growth satellite portfolio, managed approximately 3% of the Fund as of December 31, 2010.

•	Baillie Gifford Overseas Ltd., headquartered in Edinburgh, Scotland, was added as a new sub-advisor to the Fund during the second quarter of 2010. The firm manages the international satellite allocation, which was approximately 16% of the Fund as of December 31, 2010.

We concur with Baillie Gifford’s conviction that exposure to companies that derive much of their revenues outside of North America and developed Europe may be advantageous for the Fund. At present, Baillie Gifford is particularly interested in companies in emerging economies that depend more on developing local demand than on exports to North America and developed Europe. Baillie Gifford has, in our view, a unique corporate structure of unlimited liability for its 35 partner-owners, which is aligned with its investors’ interests. The firm has a vigorous growth-oriented approach to investment analysis. In addition, we believe their focus on investments outside the US and developed Europe is prudent, as higher growth rates in developing economies could translate to higher earnings growth rates.

We continue to evaluate the overall asset allocation of the Fund to each of its sub-advisors, with the goal of providing shareholders with a core/satellite portfolio that provides competitive performance while following its social mandate.

The New Covenant Income Fund

The New Covenant Income Fund performance was slightly ahead of its benchmark for the one year period ending December 31, 2010, with a return of 6.37% for the Fund compared to 6.15% for the Barclays Capital Intermediate Aggregate Bond Index. The last quarter of 2010 saw some of the gains from earlier in 2010 reversed, for both the Fund and its index. Federal Reserve quantitative easing efforts, which began again in the fourth quarter, caused long term interest rates to rise. Overall, this period of low interest rates and uncertainty — with a general expectation that rates are likely to rise at some point in the future — creates special challenges for bond managers. The Fund’s two sub-advisors, Baird Advisors and Earnest Partners LLC, provided insights into bond-market investments in this economic climate in a special questions-and-answers report posted on the Fund’s website. Visit www.newcovenantfunds.com to read “Making Sense of Low Interest Rates and Quantitative Easing” for this thoughtful exploration.

The Fund is positioned with an average duration that is slightly shorter than its intermediate duration benchmark, in order to help provide a hedge against rising interest rates.

We expressed our high level of confidence in Baird Advisors and Earnest Partners when consolidating the Fund’s sub-advisors from three to two in August 2010. Both sub-advisors focus on high-quality investment-grade bond portfolios.

•	Baird Advisors focuses on high-quality investments constructed in a duration-neutral portfolio relative to the benchmark. Baird’s allocation was approximately 50% as of December 31, 2010.

•	Earnest Partners provides a core bond management mandate, which emphasizes securities that are backed by the full faith and credit of the U.S. Treasury, or are issued by US Government sponsored agencies, but are not Treasury securities. Earnest’s allocation was approximately 50% as of December 31, 2010.

New Covenant Balanced Growth Fund and New Covenant Balanced Income Fund

Our balanced funds are each a mix of the New Covenant Growth Fund and the New Covenant Income Fund. Both Funds finished 2010 with performance slightly below their respective blended benchmarks due in part to the Growth Fund’s allocation to international equities. For the one-year period ending December 31, 2010, the New Covenant Balanced Growth Fund returned 11.19%, whereas its benchmark of S&P 500 Index (60% weighting) blended with the Barclays Capital Intermediate Aggregate Bond Index (40% weighting) returned 11.94% for the same period. For the one-year period ending December 31, 2010, the New Covenant Balanced Income Fund returned 9.02%. For this Fund, the benchmark is a blend of 35% for the S&P 500 Index and 65% for the same Barclays index, and returned 9.68% for the same period.

At present the Balanced Growth Fund’s target allocation is 62.5% for the New Covenant Growth Fund and 37.5% for the New Covenant Income Fund. The Balanced Income Fund’s target allocation is 37.5% for the New Covenant Growth Fund and 62.5% for the New Covenant Income Fund. These target allocations offer shareholders a modest overweighted equity allocation relative to the Funds’ benchmarks.

Long-term objectives still key aspect

2010 was a significant year for both the markets and the New Covenant Funds. Investors showed resilience amidst uncertainty. In the equity market the strong rebound of 2009 led into a volatile but continued upward path in 2010. Although the international equity allocation weighed down overall returns to the Growth Fund and the Balanced Funds during 2010, we feel the added geographic diversification and potential future growth prospects abroad are important to reaching our long-term objectives. Like 2009, the year just ended was an important one for the selection of and allocation to sub-advisors. As a manager of managers, we seek the best mix of investment styles and experience from our sub-advisors as we attempt to provide competitive results while exercising our social investing mandate.

We feel optimistic about the year ahead and, as always, appreciate your trust and thank you for your business.
Sincerely,

Paul H. Stropkay, CFA
Senior Vice President
Chief Investment Officer
One Compass Advisors

Please see the following page for more important information.

to our shareholders

NEW COVENANT FUNDS
December 31, 2010

Disclosures:

Past performance is not a guarantee of future results.

Opinions expressed are those of the Adviser and are subject to change, not guaranteed, and should be considered investment advice.

The Standard & Poor’s 500 Index (“S&P 500”) is an unmanaged, capitalization-weighted index that measures three performance of 500 large-capitalization stocks representing all major industries. The Barclays Capital U.S. Intermediate Aggregate Bond Index is an unmanaged index of Intermediate U.S. bonds which includes reinvestment of any earnings. It is widely used to measure the overall performance of the Intermediate U.S. bond market. MSCI AC World Index ex USA measures equity market performance in the global developed and emerging markets. It includes 48 developed and emerging market country indices. You cannot invest directly in an index.

Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with a longer duration generally have more volatile prices than securities of comparable quality with a shorter duration.

Credit ratings are assigned to investments by rating agencies such as Standard & Poor’s and Moodys, based on analysis of the credit worthiness of the issuer. The highest rating given is AAA and the lowest is a C.

Portfolio composition is subject to change.

Diversification does not assure a profit or protect against loss in a declining market.

The New Covenant Funds are advised by One Compass Advisors, a subsidiary of the Presbyterian Church (U.S.A.) Foundation. The New Covenant Funds are distributed by New Covenant Funds Distributor, LLC.

Mutual fund investing involves risk. Principal loss is possible. The Growth Fund invests in smaller companies, which involve additional risks such as limited liquidity and greater volatility than larger companies. The Growth Fund invests in foreign securities which involve political, economic and currency risks, greater volatility and differences in accounting methods. The Growth Fund may also use options and futures contracts, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency exchange rates. The investment in options is not suitable for all investors. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. The Fund may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with its established social-witness principles. This means that the Fund may underperform other similar mutual funds that do not consider social-witness principles in their investing.

Must be preceded or accompanied by a prospectus

NCF 14-10-21

to our shareholders

NEW COVENANT FUNDS
December 31, 2010

Portfolio Allocation as of 12/31/10 (unaudited) (subject to change)

GROWTH FUND:

Percentage of
Security Allocation	Market Value

Information Technology	18.6%
Financials	16.0%
Health Care	11.3%
Industrials	11.3%
Energy	11.0%
Consumer Discretionary	10.6%
Consumer Staples	9.3%
Materials	5.8%
Utilities	2.9%
Telecommunication Services	1.7%
Cash Equivalents	1.2%
Other	0.3%

Total	100.0%

INCOME FUND:

Percentage of
Security Allocation	Market Value

Government Agency/Mortgage Backed Securities	47.1%
Corporates	23.7%
Non-Government Agency/Mortgage Backed	10.3%
Treasuries	7.7%
Asset Backed	6.6%
Other	1.9%
Cash Equivalents	2.7%
Short Term Investments	0.0%

Total	100.0%

BALANCED GROWTH FUND:

Percentage of
Security Allocation	Market Value

New Covenant Growth Fund	64.5%
New Covenant Income Fund	34.1%
Cash Equivalents	1.4%

Total	100.0%

BALANCED INCOME FUND:

Percentage of
Security Allocation	Market Value

New Covenant Income Fund	58.6%
New Covenant Growth Fund	38.6%
Cash Equivalents	2.8%

Total	100.0%

schedule of investments

NEW COVENANT GROWTH FUND
SCHEDULE OF INVESTMENTS at December 31, 2010 (Unaudited)

Shares		Value

COMMON STOCKS 98.1%
	Advertising 0.3%
43,000	Omnicom Group, Inc.	$1,969,400

	Automotive 1.5%
144,866	Ford Motor Co.(a)	2,432,300
88,910	General Motors Co.(a)	3,277,223
3,200	Hyundai Mobis	802,186
97,381	Johnson Controls, Inc.	3,719,954
4,333	TRW Automotive Holdings Corp.(a)	228,349

		10,460,012

	Banks 5.2%
53,628	Banco Santander SA	568,149
633,052	Bank of America Corp.	8,444,914
25,244	Bank of New York Mellon Corp.	762,369
15,228	BB&T Corp.	400,344
917	Capital One Financial Corp.	39,027
148,000	DBS Group Holdings Ltd.	1,651,428
10,967	Fifth Third Bancorp	160,995
91,700	Hang Seng Bank Ltd.	1,507,727
131,683	JPMorgan Chase & Co.	5,585,993
3,874	KeyCorp	34,285
311	M&T Bank Corp.	27,072
19,158	Marshall & Ilsley Corp.	132,573
41,243	PNC Financial Services Group, Inc.	2,504,275
37,066	Regions Financial Corp.	259,462
67,848	State Street Corp.	3,144,076
10,500	SunTrust Banks, Inc.	309,855
74,035	Svenska Handelsbanken AB	2,365,589
140,000	United Overseas Bank Ltd.	1,985,429
249,443	Wells Fargo & Co.	7,730,239

		37,613,801

	Chemicals 2.6%
1,874	Air Products & Chemicals, Inc.	170,440
24,672	Cabot Corp.	928,901
23,459	Celgene Corp.(a)	1,387,365
68,103	Dow Chem Co./The	2,325,036
18,898	Eastman Chemical Co.	1,588,944
47,100	Ecolab, Inc.	2,374,782
23,254	EI du Pont de Nemours & Co.	1,159,909
81,900	LyondellBasell Industries N.V.(a)	2,817,360
34,786	Monsanto Co.	2,422,497
35,553	Praxair, Inc.	3,394,245

		18,569,479

	Commercial Services 3.2%
7,200	Alliance Data Systems Corp.(a)(L)	511,416
289,774	Brambles Ltd.	2,110,228
2,500	Copart, Inc.(a)	93,375
51,312	Discover Financial Services	950,811
139,476	Experian PLC	1,735,296
40,300	FTI Consulting, Inc.(a)	1,502,384
5,800	Global Payments, Inc.	268,018
3,900	IHS, Inc.(a)	313,521
5,724	International Paper Co.	155,922
2,800	Manpower, Inc.	175,728
7,057	Mastercard, Inc.	1,581,544
2,488	priceline.com, Inc.(a)	994,080
44,158	Ritchie Bros. Auctioneers, Inc.	1,017,903
57,643	RR Donnelley & Sons Co.	1,007,023
121,253	The Capita Group PLC	1,316,693
15,710	Towers Watson & Co.	817,863
64,353	Visa, Inc., Class A	4,529,164
202,131	Western Union Co.	3,753,573
13,950	Xerox Corp.	160,704

		22,995,246

	Computer Services & Software 7.7%
5,802	Adobe Systems, Inc.(a)	178,586
21,100	Amdocs Ltd.(a)	579,617
28,435	Apple, Inc.(a)	9,171,994
4,900	Autodesk, Inc.(a)	187,180
6,284	Automatic Data Processing Inc.	290,823
35,937	BMC Software, Inc.(a)	1,694,070
39,400	Check Point Software Technolgoies Ltd.(a)	1,822,644
173,420	Cisco Systems, Inc.(a)	3,508,287
291	Citrix System, Inc.(a)	19,907
96,228	Dell, Inc.(a)	1,303,889
134,788	EMC Corp.(a)	3,086,645
64,469	Hewlett Packard Co.	2,714,145
52,112	International Business Machinces Corp.	7,647,957
37,700	Intuit, Inc.(a)	1,858,610
7,200	Lender Processing Services, Inc.	212,544
14,506	Lexmark International, Inc.(a)	505,099
16,800	MercadoLibre, Inc.(a)	1,119,720
3,800	MICROS System, Inc.(a)	166,668
381,048	Microsoft Corp.	10,638,860
29,109	NetApp, Inc.(a)	1,599,831
144,182	Oracle Corp.	4,512,897
30,596	Red Hat, Inc.(a)	1,396,707
620	Salesforce.com, Inc.(a)	81,840
1,343	SanDisk Corp.(a)	66,962
5,000	Teradata Corp.(a)	205,800
280,775	The Sage Group PLC	1,196,818

		55,768,100

	Construction & Building Materials 0.6%
47,472	CRH PLC	983,278
24,093	EMCOR Group, Inc.(a)	698,215
27,600	Jacobs Engineering Group, Inc.(a)	1,265,460
162,373	James Hardie Industries SE(a)	1,125,987
10,300	Pool Corp.	232,162
10,200	URS Corp.(a)	424,422

		4,729,524

	Consumer Products 2.6%
5,566	Colgate Palmolive Co.	447,340
18,909	Estee Lauder Cos., Inc./The, Class A	1,525,956
25,500	Herbalife Ltd.	1,743,435
16,780	Inditex SA	1,256,375
44,600	Kimberly-Clark Corp.	2,811,584
29,016	NIKE, Inc., Class B	2,478,547
2,500	Nintendo Co. Ltd.	733,772
25,576	Nu Skin Enterprises, Inc., Class A	773,930
112,552	Procter & Gamble Co.	7,240,470

		19,011,409

	Diversified Operations 1.5%
30,044	3M Co.	2,592,797
17,273	Cooper Industries PLC	1,006,843
332,980	General Electric Co.	6,090,204
75,700	Mitsui & Co. Ltd.	1,250,323
7,476	Textron, Inc.	176,733

		11,116,900

	Electronics 2.9%
43,031	AMETEK, Inc.	1,688,967
3,900	Dolby Laboratories, Inc.(a)	260,130
40,560	Emerson Electric Co.	2,318,815
439,200	Flextronics International Ltd.(a)	3,447,720
40,200	FLIR Systems, Inc.(a)	1,195,950
155,215	Hon Hai Precision Industry Co. Ltd.	1,251,030
4,500	Lam Research Corp.(a)	233,010
74,305	Premier Farnell PLC	332,368
3,248	Samsung Electronics Co., Ltd.	2,715,968
199,780	Taiwan Semiconductor - ADR	2,505,241
159,962	Texas Instruments, Inc.	5,198,765

		21,147,964

	Energy 3.4%
240,500	AES Corp.(a)	2,929,290
7,100	Cameron International Corp.(a)	360,183
352,000	China Shenhua Energy Co., Ltd.	1,476,328
1,600	Core Laboratories N.V.(L)	142,480

The accompanying notes are an integral part of these financial statements.

schedule of investments (continued)

NEW COVENANT GROWTH FUND
SCHEDULE OF INVESTMENTS at December 31, 2010 (Unaudited)

Shares		Value

COMMON STOCKS (cont.)
	Energy (cont.)
9,178	Dominion Resources Inc/VA	$392,084
26,997	Duke Energy Corp.	480,816
119,300	El Paso Corp.	1,641,568
25,267	Entergy Corp.	1,789,662
96,211	Exelon Corp.	4,006,226
21,803	Halliburton Co.	890,216
7,250	National-Oilwell Varco, Inc.	487,562
47,254	NextEra Energy, Inc.	2,456,735
41,533	Northeast Utilities	1,324,072
61,557	PG&E Corp.	2,944,887
1,099	Progress Energy, Inc.	47,785
21,604	Southern Co.	825,921
13,134	Spectra Energy Corp.	328,219
90,329	Xcel Energy, Inc.	2,127,248

		24,651,282

	Financial Services 6.7%
29,078	American Express Co.	1,248,028
28,442	Ameriprise Financial, Inc.	1,636,837
4,647	Blackrock, Inc.	885,625
206,960	BM&F Bovespa SA	1,636,979
1,806,822	Citigroup, Inc.(a)	8,546,268
7,059	CME Group, Inc.	2,271,233
78,900	Credit Suisse Group - ADR	3,188,349
26,046	Deutsche Boerse AG	1,802,925
436	Franklin Resources, Inc.	48,488
32,750	Goldman Sachs Group, Inc.	5,507,240
14,176	Groupe Bruxelles Lambert SA	1,192,115
102,000	Hong Kong Exchanges & Clearing Ltd.	2,313,529
7,923	IntercontinentalExchange, Inc.(a)	944,025
180,778	Invesco Ltd.	4,349,519
7,100	Lazard Ltd.	280,379
148,122	Morgan Stanley	4,030,400
2,280	Northern Trust Corp.	126,335
1,166	Paychex, Inc.	36,041
10,100	SEI Investments Co.	240,279
45,896	SLM Corp.(a)	577,831
1,686	T Rowe Price Group, Inc.	108,814
10,100	TD Ameritrade Holding Corp.	191,799
209,058	The Charles Schwab Corp.	3,576,982
123,011	U.S. Bancorp	3,317,607
277	Zions Bancorporation	6,712

		48,064,339

	Food & Beverages 4.7%
6,175	Archer Daniels Midland Co.	185,744
35,486	BIM Birlesik Magazalar A/S	1,206,616
64,000	Bunge Ltd.	4,193,280
109,215	Coca-Cola Co.	7,183,071
39,220	Dr Pepper Snapple Group, Inc.	1,378,975
34,176	General Mills, Inc.	1,216,324
15,104	Hansen Natural Corp.(a)	789,637
45,307	Kraft Foods, Inc., Class A	1,427,624
22,625	Kroger Co.	505,895
73,354	Nestle SA	4,295,328
87,653	PepsiCo, Inc.	5,726,370
18,448	Safeway, Inc.	414,895
15,625	Starbucks Corp.	502,031
64,841	Sysco Corp.	1,906,325
48,701	Woolworths Ltd.	1,343,411
37,826	X5 Retail Group N.V.(a)	1,749,452

		34,024,978

	Health Care Services 2.5%
44,604	Aetna, Inc.	1,360,868
34,831	Bristol Myers Squibb Co.	922,325
33,793	Celesio AG	839,936
22,162	Cie Generale d’Optique Essilor International SA	1,426,716
16,500	DaVita, Inc.(a)	1,146,585
50,334	Express Scripts, Inc., Class A(a)	2,720,553
8,300	Lincare Holdings, Inc.	222,689
26,376	McKesson Corp.	1,856,343
4,630	Medco Health Solutions, Inc.(a)	283,680
5,500	Mindray Medical International Ltd.(L)	145,200
20,813	Stryker Corp.	1,117,658
68,765	UnitedHealth Group, Inc.	2,483,104
22,000	Varian Medical Systems, Inc.(a)	1,524,160
31,909	WellPoint, Inc.(a)	1,814,346

		17,864,163

	Hotels Restaurants & Leisure 0.5%
28,649	Carnival Corp.	1,321,005
12,546	Host Hotels & Resorts, Inc.	224,197
6,212	Marriott International, Inc./DE	258,046
2,022	Starwood Hotels & Resorts Worldwide, Inc.	122,897
43,423	Walt Disney Co. Inc.	1,628,797

		3,554,942

	Household Durables 0.5%
3,600	Mohawk Industries, Inc.(a)	204,336
49,762	Newell Rubbermaid, Inc.	904,673
8,830	Pulte Group, Inc.(a)	66,402
1,800	Stanley Black & Decker, Inc.	120,366
8,235	Whirlpool Corp.	731,515
49,432	Wolseley PLC(a)	1,576,830

		3,604,122

	Insurance 3.0%
8,900	AFLAC, Inc.	502,227
12,919	Allied World Assurance Co. Holdings Ltd.(L)	767,905
480	American International Group, Inc.(a)	27,658
243,507	Amlin PLC	1,552,386
14,100	Assured Guaranty Ltd.	249,570
49,126	Berkshire Hathaway Inc.(a)	3,935,484
4,532	Fairfax Financial Holdings Ltd.	1,864,168
35,610	Genworth Financial, Inc.(a)	467,915
29,896	Hartford Financial Services Group, Inc.	791,945
4,522	Marsh & McLennan Cos., Inc.	123,632
53,316	Metlife, Inc.	2,369,363
5,434	Prudential Financial, Inc.	319,030
9,800	RenaissanceRe Holdings Ltd.	624,162
39,784	Sampo OYJ	1,065,932
35,561	The Allstate Corp.	1,133,685
48,033	The Travelers Cos., Inc.	2,675,918
5,600	Torchmark Corp.	334,544
21,247	Transatlantic Holdings, Inc.	1,096,770
66,139	Unum Group	1,601,887

		21,504,181

	Internet 3.1%
18,300	Akamai Technologies, Inc.(a)	861,015
8,836	Amazon.com Inc.(a)	1,590,480
16,680	Baidu, Inc.(a)	1,610,120
163,754	eBay, Inc.(a)	4,557,274
12,350	Google, Inc., Class A(a)	7,335,530
3,152	NetFlix, Inc.(a)	553,807
2,046	Rakuten, Inc.	1,713,610
166,141	Symantec Corp.(a)	2,781,200
36,914	VeriSign, Inc.(a)	1,205,980
13,542	Yahoo, Inc.(a)	225,204

		22,434,220

	Leisure Equipment & Products 0.3%
5,300	Hasbro, Inc.	250,054
70,101	Mattel, Inc.	1,782,669

		2,032,723

	Machinery & Equipment 1.1%
34,525	Caterpillar, Inc.	3,233,612
6,721	Deere & Co.	558,179
7,794	Joy Global, Inc.	676,129
37,581	Kone OYJ	2,089,145

The accompanying notes are an integral part of these financial statements.

schedule of investments (continued)

NEW COVENANT GROWTH FUND
SCHEDULE OF INVESTMENTS at December 31, 2010 (Unaudited)

Shares		Value

COMMON STOCKS (cont.)
	Machinery & Equipment (cont.)
9,100	SMC Corp.	$1,559,071

		8,116,136

	Manufacturing 2.8%
41,561	Analog Devices, Inc.	1,565,603
4,000	Church & Dwight Co., Inc.	276,080
38,720	Danaher Corp.	1,826,422
39,400	Donaldson, Inc.	2,296,232
45,749	Dover Corp.	2,674,029
12,794	GrafTech International Ltd.(a)	253,833
24,305	Honeywell International, Inc.	1,292,054
39,393	Illinois Tool Works, Inc.	2,103,586
29,687	ITT Industries, Inc.	1,546,990
30,838	Owens-Illinois, Inc.(a)	946,726
26,434	Parker Hannifin Corp.	2,281,254
11,528	Precision Castparts Corp.	1,604,813
7,300	Skyworks Solutions, Inc.(a)	208,999
5,000	SPX Corp.	357,450
13,200	Waters Corp.(a)	1,025,772

		20,259,843

	Media 2.8%
78,101	CBS Corp.	1,487,824
287,379	Comcast Corp., Class A	6,313,717
2,649	DIRECTV(a)	105,774
14,900	Discovery Communications, Inc., Class C(a)	546,681
26,173	Gannett, Inc.	394,951
47,039	Naspers Ltd.	2,770,213
10,900	National CineMedia, Inc.	217,019
63,646	News Corp., Class A	926,686
17,858	Time Warner Cable, Inc.	1,179,164
162,966	Time Warner, Inc.	5,242,616
6,102	Viacom, Inc., Class B	241,700
31,300	Virgin Media, Inc.	852,612

		20,278,957

	Medical 4.1%
29,683	Allergan, Inc.	2,038,332
51,233	Amgen, Inc.(a)	2,812,692
60,265	Baxter Inernational, Inc.	3,050,614
24,500	Becton Dickinson & Co.	2,070,740
37,557	Boston Scientific Corp.(a)	284,306
22,400	C.R. Bard, Inc.(L)	2,055,648
16,127	Cochlear Ltd.	1,326,336
25,434	Covidien PLC	1,161,316
10,000	Hologic, Inc.(a)	188,200
85,415	Johnson & Johnson, Inc.	5,282,918
29,006	Medtronic, Inc.	1,075,832
10,668	Novozymes A/S	1,486,010
44,500	Olympus Corp.	1,347,223
9,000	ResMed, Inc.(a)(L)	311,760
98,108	Smith & Nephew PLC	1,034,769
53,733	St. Jude Medical, Inc.(a)	2,297,086
31,620	Thermo Fisher Scientific, Inc.(a)	1,750,483

		29,574,265

	Metals & Mining 2.2%
162	Alcoa, Inc.	2,493
77,351	Antofagasta PLC	1,944,026
44,821	BHP Billiton PLC	1,782,638
93,204	Eldorado Gold Corp.	1,734,159
17,282	Freeport-McMoRan Copper & Gold, Inc., Class B	2,075,395
44,134	IAMGOLD Corp.	787,869
58,103	Newmont Mining Corp.	3,569,267
20,030	Peabody Energy Corp.	1,281,520
34,200	Rio Tinto PLC	2,392,241
2,667	Walter Energy, Inc.	340,949

		15,910,557

	Oil & Gas 10.3%
26,087	Anadarko Petroleum Corp.	1,986,786
3,517	Apache Corp.	419,332
80,596	Baker Hughes, Inc.	4,607,673
77,025	BG Group PLC	1,556,352
24,579	Cabot Oil & Gas Corp.	930,315
25,495	Cenovus Energy, Inc.	853,338
60,081	Chevron Texaco Corp.	5,482,391
2,500	Cimarex Energy Co.	221,325
1,600	Concho Resources, Inc./Midland TX(a)	140,272
38,420	ConocoPhillips	2,616,402
15,900	Denbury Resources, Inc.(a)	303,531
46,074	Devon Energy Corp.	3,617,270
31,831	Dresser-Rand Group, Inc.(a)	1,355,682
26,416	EnCana Corp.	772,847
19,295	EOG Resources, Inc.	1,763,756
70,400	EQT Corp.	3,156,736
164,578	Exxon Mobil Corp.	12,033,943
36,100	Galp Energia SGPS SA	691,772
31,409	Hess Corp.	2,404,045
203	Inpex Corp.	1,188,896
157,443	Marathon Oil Corp.	5,830,114
64,095	Occidental Petroleum Corp.	6,287,720
115,655	OGX Petroleo e Gas Participacoes SA(a)	1,393,434
56,510	Petroleo Brasileiro SA	2,138,338
41,905	Schlumberger Ltd.	3,499,068
71,000	Sunoco, Inc.	2,862,010
402	The Williams Cos., Inc.	9,937
85,885	Tullow Oil PLC	1,688,509
61,326	UGI Corp.	1,936,675
17,992	Ultra Petroleum Corp.(a)	859,478
87,273	Valero Energy Corp.	2,017,752
2,600	Whiting Petroleum Corp.(a)	304,694

		74,930,393

	Pharmaceuticals 4.8%
107,622	Abbott Laboratories	5,156,170
4,200	Cephalon, Inc.(a)	259,224
4,967	CF Industries Holdings, Inc.	671,290
47,500	Chugai Pharmaceutical Co. Ltd.	871,721
81,649	Eli Lilly & Co.	2,860,981
35,215	Forest Laboratories, Inc.(a)	1,126,176
89,219	Gilead Sciences, Inc.(a)	3,233,296
106,598	Merck & Co., Inc.	3,841,792
1,800	Mettler-Toledo International, Inc.(a)	272,178
44,200	Novartis AG - ADR	2,605,590
473,098	Pfizer, Inc.	8,283,946
8,682	Roche Holdings AG	1,272,122
5,600	Shire Pharmaceuticals PLC - ADR	405,328
54,160	Teva Pharmaceutical Industries Ltd. - ADR	2,823,361
15,149	Watson Pharmaceuticals, Inc.(a)	782,446

		34,465,621

	Real Estate 0.9%
596	Apartment Investment & Management Co.	15,401
629	Boston Properties, Inc.	54,157
116,000	Cheung Kong Holdings Ltd.	1,789,368
5,080	Equity Residential	263,906
37,958	Forest City Enterprises, Inc.(a)	633,519
4,461	HCP, Inc.	164,120
2,780	Plum Creek Timber Co, Inc.	104,111
13,751	ProLogis	198,564
27,389	PS Business Parks Inc.	1,526,115
2,955	Public Storage	299,696
8,429	Simon Property Group Inc.	838,601
2,359	Vornado Reality Trust	196,576
15,878	Weyerhaeuser Co.	300,571

		6,384,705

The accompanying notes are an integral part of these financial statements.

schedule of investments (continued)

NEW COVENANT GROWTH FUND
SCHEDULE OF INVESTMENTS at December 31, 2010 (Unaudited)

Shares		Value

COMMON STOCKS (cont.)
	Restaurant 0.6%
59,340	McDonald’s Corp.	$4,554,938
4,231	Yum Brands, Inc.	207,531

		4,762,469

	Retail 5.5%
9,315	Abercrombie & Fitch Co., Class A	536,823
21,491	Big Lots, Inc.(a)	654,616
26,427	CFAO SA	1,150,198
5,100	Coach, Inc.	282,081
28,000	Costco Wholesale Corp.	2,021,880
163,284	CVS Caremark Corp.	5,677,385
8,600	Fast Retailing Co.	1,369,602
50,933	Gap, Inc.	1,127,657
48,730	Home Depot, Inc.	1,708,474
32,276	Kohl’s Corp.(a)	1,753,878
47,000	Lowe’s Cos., Inc.	1,178,760
87,261	Massmart Holdings Ltd.	1,943,254
16,011	Nordstrom, Inc.	678,546
32,735	Ross Stores, Inc.	2,070,489
8,574	Staples, Inc.	195,230
49,866	Target Corp.	2,998,442
8,216	Tempur Pedic International, Inc.(a)	329,133
260,306	Tesco PLC	1,724,821
17,548	The Sherwin-Williams Co.	1,469,645
4,000	Tiffany & Co.	249,080
42,137	TJX Cos., Inc.	1,870,461
15,353	Urban Outfitters, Inc.(a)	549,791
123,645	Wal-Mart Stores, Inc.	6,668,175
23,338	Walgreen Co.	909,249
6,968	Whole Foods Market, Inc.(a)	352,511

		39,470,181

	Schools 0.4%
66,500	Apollo Group, Inc., Class A(a)	2,626,085
850	Strayer Education, Inc.(L)	129,387

		2,755,472

	Semiconductor Equipment 1.2%
32,091	Aixtron	1,183,799
218,400	Applied Materials, Inc.	3,068,520
20,802	ASML Holding N.V.	803,359
9,900	ASML Holding N.V. - ADR	379,566
10,600	Linear Technology Corp.	366,654
9,500	Marvell Technology Group Ltd.(a)	176,225
91,000	Mediatek, Inc.	1,303,054
42,506	Xilinx, Inc.	1,231,824

		8,513,001

	Technology 2.6%
70,366	Accenture PLC	3,412,047
43,200	Amphenol Corp., Class A	2,280,096
34,800	Canon, Inc.	1,804,508
1,315	Cognizant Technology Solutions Corp., Class A(a)	96,377
10,503	Goodrich Corp.	925,000
110,734	Intel Corp.	2,328,736
47,037	Juniper Networks, Inc.(a)	1,736,606
46,142	Maxim Integrated Products, Inc.	1,089,874
73,671	United Technologies Corp.	5,799,381

		19,472,625

	Telecommunication 3.1%
10,114	American Tower Corp., Class A(a)	522,287
209,784	AT&T, Inc.	6,163,454
34,681	Broadcom Corp.	1,510,358
20,301	Corning, Inc.	392,215
57,330	Mobile TeleSystems	1,196,477
54,632	Motorola, Inc.(a)	495,512
48,461	NeuStar, Inc., Class A(a)	1,262,409
132,818	Qualcomm, Inc.	6,573,163
14,800	SBA Communications Corp., Class A(a)	605,912
109,914	Sprint Nextel Corp.(a)	464,936
85,680	Verizon Communications, Inc.	3,065,631

		22,252,354

	Transportation 2.9%
129	A.P. Moller - Maersk A/S, Class B	1,168,112
106,545	All America Latina Logistica SA	962,756
4,500	C.H. Robinson Worldwide, Inc.	360,855
1,837	CSX Corp.	118,689
55,935	Delta Air Lines, Inc.(a)	704,781
63,174	DSV A/S	1,396,430
39,000	Expeditors International of Washington, Inc.	2,129,400
375	Fedex Corp.	34,879
41,415	J.B. Hunt Transport Services, Inc.	1,690,146
10,600	Kansas City Southern(a)	507,316
37,161	Norfolk Southern Corp.	2,334,454
1,029,000	Pacific Basin Shipping Ltd.	684,429
33,450	Ryanair Holdings PLC	1,028,922
223,296	Southwest Airlines Co.	2,898,382
11,970	Union Pacific Corp.	1,109,140
35,450	United Parcel Service, Inc., Class B	2,572,961
48,177	Werner Enterprises, Inc.	1,088,800

		20,790,452

	Waste Management 0.0%
7,421	Waste Management, Inc.	273,612

	Total Common Stocks (Cost $576,162,741)	709,327,428

PREFERRED STOCKS 0.6%
	Commercial Banks 0.2%
54,260	Itau Unibanco Holding SA	1,302,782

	Metals & Mining 0.4%
100,000	Vale SA	3,022,000

	Total Preferred Stocks (Cost $3,221,492)	4,324,782

Principal Amount		Value

SHORT TERM INVESTMENTS 1.2%
$8,458,830	JP Morgan Cash Trade Execution	$8,458,830

	Total Short Term Investments (Cost $8,458,830)	8,458,830

INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES 0.3%
2,238,195	JP Morgan Prime Money Market	2,238,195

	Total Investments Held As Collateral For Loaned Securities (Cost $2,238,195)	2,238,195

TOTAL INVESTMENTS — 100.2%
(Cost $590,081,258)		$724,349,235
Liabilities in Excess of Other Assets — (0.2%)		(1,128,275)

NET ASSETS 100.0%		$723,220,960

Percentages are stated as a percent of net assets.
Footnotes:

(a)	Non-income producing security.
(L)	A portion or all of the security is on loan.
Abbreviations:

ADR	American Depository Receipt
PLC	Public Liability Company

The accompanying notes are an integral part of these financial statements.

schedule of investments (continued)

NEW COVENANT INCOME FUND
SCHEDULE OF INVESTMENTS at December 31, 2010 (Unaudited)

Principal Amount		Value

ASSET BACKED SECURITIES 6.6%
$2,000,000	AEP Texas Central Transition Funding LLC 2006-2 5.170%, 01/01/2018	$2,235,029
1,394,000	American Express Credit 2006-1 A 0.291%, 12/15/2013	1,393,310
750,000	Atlantic City Electric 2002-1 A-3 4.910%, 07/20/2017	815,464
550,000	Bayview Financial Trust 2007-A 6.205%, 05/28/2037	545,865
2,039,000	CenterPoint Energy Transition Bond Co. 2005-A3 5.090%, 08/01/2015	2,222,583
934,184	Centex Home Equity Trust 2005-C 5.048%, 06/25/2035	927,524
2,200,000	Chase Issuance Trust 2006-4A 0.281%, 10/15/2013	2,197,102
2,200,000	Citibank Credit Card Issuance Trust 2004-A7 0.374%, 11/25/2013	2,196,871
3,500,000	Citibank Credit Card Issuance Trust 2006-A4 5.450%, 05/10/2013	3,561,647
3,500,000	Citibank Credit Card Issuance Trust 2009-A2 1.811%, 05/15/2014	3,562,335
2,250,000	Consumers Funding LLC 2001-1 5.760%, 10/20/2016	2,553,110
511,885	Continental Airlines 2000-2 7.707%, 4/2/2021	570,752
642,347	Countrywide Asset-Backed Certificates 2005-1 5.030%, 07/25/2035	640,882
1,700,000	MBNA Master Credit Card Master Note Trust 2002-3A 0.516%, 09/15/2014	1,700,707
1,898,907	Union Pacific Raildroad Co 2004-1 5.404%, 07/02/2025	2,037,642
984,297	Union Pacific Railroad Co 2002-1 6.061%, 01/17/2023	1,096,378

	Total Asset Backed Securities (Cost $28,218,106)	28,257,201

CORPORATE BONDS 23.7%
692,000	Aegon NV 4.750%, 06/01/2013	724,741
	Allied Waste North America, Inc.
1,000,000	7.125%, 05/15/2016	1,059,928
675,000	6.875%, 06/01/2017	743,469
600,000	America Movil SAB De CV 5.500%, 03/01/2014	651,760
850,000	American Express Co. 8.125%, 05/20/2019	1,059,257
1,150,000	American Water Capital Corp. 6.085%, 10/15/2017	1,291,874
800,000	ANZ National Int’l LTD/London 3.125%, 08/10/2015 (Acquired 08/03/2010, Cost $799,336)(a)	796,558
700,000	Arcelormittal Sa Luxembourg 9.850%, 06/01/2019	886,010
1,000,000	Arden Realty LP 5.250%, 03/01/2015	1,053,934
1,000,000	AT&T Wireless Services, Inc. 8.125%, 05/01/2012	1,092,733
1,000,000	AT&T, Inc. 4.850%, 02/15/2014	1,082,192
550,000	Bank of America Funding Corp. 7.625%, 06/01/2019	634,295
600,000	BB&T Corp. 6.850%, 04/30/2019	692,313
375,000	BlackRock, Inc. 2.250%, 12/10/2012	383,706
1,441,211	Burlington Northern and Santa Fe Railway Co. 2002-2 5.140%, 01/15/2021	1,535,268
806,696	Burlington Northern and Santa Fe Railway Co. 2005-3 4.830%, 01/15/2023	867,502
931,748	Cal Dive International, Inc. 4.930%, 02/01/2027	971,925
1,225,800	Canal Barge Co., Inc. 4.500%, 11/12/2034	1,284,592
2,800,000	Carolina Power & Light Co. 6.500%, 07/15/2012	3,030,978
800,000	CBS Corp. 8.875%, 05/15/2019	1,008,025
500,000	Citigroup, Inc. 6.000%, 12/13/2013	546,738
1,250,000	6.125%, 11/21/2017	1,371,794
403,000	5.375%, 08/09/2020	419,504
500,000	CNA Financial Corp. 5.875%, 08/15/2020	498,741
	Commonwealth Edison Co.
475,000	5.400%, 12/15/2011	495,547
1,750,000	6.150%, 09/15/2017	1,998,952
1,424,371	Continental Airlines 1999-1 6.545%, 02/02/2019	1,509,833
1,000,000	Cox Communications, Inc.
	5.450%, 12/15/2014	1,101,859
1,310,686	CSX Transportation, Inc. 6.251%, 01/15/2023	1,459,190
1,801,695	CVS Caremark Corp. 6.036%, 12/10/2028	1,852,908
360,000	Dartmouth College 4.750%, 06/01/2019	389,110
1,000,000	DCP Midstream LLC 6.875%, 02/01/2011	1,004,381
1,950,000	Delta Air Lines 2010-1 A
	6.200%, 07/02/2018	2,071,875
700,000	DIRECTV Holdings LLC
	7.625%, 05/15/2016	776,986
	Dominion Resources Inc/VA
1,000,000	6.250%, 06/30/2012	1,075,040
1,500,000	6.300%, 09/30/2066	1,462,755
1,000,000	Energy Transfer Partners LP
	5.950%, 02/01/2015	1,097,916
500,000	Entergy Mississippi, Inc.
	4.650%, 05/01/2011	504,797
750,000	Enterprise Products Operating LLC
	7.625%, 02/15/2012	799,751
1,578,129	FedEx Corp. 1998-1 6.720%, 01/15/2022	1,725,896
2,700,000	Fifth Third Bancorp 6.250%, 05/01/2013	2,928,055
2,500,000	General Electric Capital Corp.
	6.000%, 08/07/2019	2,786,205
1,820,000	Global Industries Ltd. 7.710%, 02/15/2025	2,127,937
	Goldman Sachs Group, Inc.
647,000	5.350%, 01/15/2016	695,906
1,000,000	5.950%, 01/18/2018	1,086,450
1,000,000	Home Depot, Inc. 5.400%, 03/01/2016	1,121,878
1,050,000	HSBC Finance Corp. 6.750%, 05/15/2011	1,072,909
1,500,000	ING Bank NV 1.103%, 03/30/2012 (Acquired 09/15/2010, Cost $1,501,039)(a)	1,495,368
	JP Morgan Chase & Co.
1,500,000	2.125%, 06/22/2012	1,534,044
1,100,000	5.750%, 01/02/2013	1,192,478
650,000	Kookmin Bank 7.250%, 05/14/2014 (Acquired 08/24/2009, Cost $688,693)(a)	734,462
215,000	Korea Electric Power Corp.
	7.750%, 04/01/2013	240,226
600,000	Kraft Foods, Inc. 4.125%, 02/09/2016	630,555
1,150,000	Marathon Oil Corp. 6.500%, 02/15/2014	1,295,502
	Marsh & McLennan Cos., Inc.
1,000,000	6.250%, 03/15/2012	1,043,550
300,000	4.850%, 02/15/2013	313,670
1,432,000	Matson Navigation Co., Inc.
	5.337%, 09/04/2028	1,531,070
	Merrill Lynch & Co.
1,000,000	6.050%, 08/15/2012	1,059,308
590,000	6.875%, 04/25/2018	646,606
1,000,000	MetLife, Inc. 5.000%, 06/15/2015	1,084,089
800,000	Metropolitan Life Global Funding
	5.125%, 04/10/2013 (Acquired 06/26/2009 and 08/05/2010, Cost $827,461)(a)	861,838
	Morgan Stanley
1,000,000	5.625%, 01/09/2012	1,044,402
1,100,000	1.950%, 06/20/2012	1,123,149
535,000	National Australia Bank Ltd.
	3.750%, 03/02/2015 (Acquired 02/23/2010, Cost $534,904)(a)	553,825
	National Rural Utility Corp.
1,825,000	5.450%, 02/01/2018	2,018,740
650,000	10.375%, 11/01/2018	897,924
400,000	Nationsbank Corp. 10.200%, 07/15/2015	474,333

The accompanying notes are an integral part of these financial statements.

schedule of investments (continued)

NEW COVENANT INCOME FUND
SCHEDULE OF INVESTMENTS at December 31, 2010 (Unaudited)

Principal Amount		Value

CORPORATE BONDS (cont.)
$600,000	Pemex Finance Ltd. 10.610%, 08/15/2017	$723,686
802,122	Petrodrill Five Ltd. 4.390%, 04/15/2016	841,541
1,145,889	Petrodrill Four Ltd. 4.240%, 01/15/2016	1,201,526
500,000	Plum Creek Timberlands LP
	5.875%, 11/15/2015	538,821
	PNC Funding Corp.
1,025,000	5.500%, 09/28/2012	1,093,950
510,000	5.125%, 02/08/2020	532,534
1,350,000	Pooled Funding Trust I
	2.740%, 02/15/2012 (Acquired 12/08/2009, Cost $1,370,366)(a)	1,375,032
600,000	Principal Life Global Funding I
	6.250%, 02/15/2012 (Acquired 08/25/2009, Cost $615,996)(a)	626,329
750,000	Prudential Financial Inc.
	5.100%, 09/20/2014	806,308
750,000	Prudential Holdings LLC
	8.695%, 12/18/2023 (Acquired 11/09/2009, Cost $823,336)(a)	895,427
750,000	PSEG Power LLC 6.950%, 06/01/2012	808,894
750,000	Rio Tinto Finance USA Ltd.
	5.200%, 11/02/2040	738,101
1,200,000	Santander US Debt SA Unipersonal
	2.991%, 10/07/2013 (Acquired 09/27/2010, Cost $1,200,000)(a)	1,166,525
800,000	Sumitomo Mitsui Banking Corp.
	2.150%, 07/22/2013 (Acquired 07/14/2010, Cost $799,696)(a)	811,138
1,200,000	SunTrust Banks, Inc. 3.000%, 11/16/2011	1,227,569
816,000	TCI Communications, Inc.
	8.750%, 08/01/2015	1,005,381
718,000	Teck Resources Ltd. 10.250%, 05/15/2016	889,475
875,000	Telecom Italia Capital SA
	5.250%, 10/01/2015	896,809
750,000	Time Warner Cable, Inc.
	5.000%, 02/01/2020	773,257
	Time Warner, Inc.
915,000	5.875%, 11/15/2016	1,034,072
850,000	4.700%, 01/15/2021	867,166
775,000	UFJ Finance Aruba AEC
	6.750%, 07/15/2013	864,713
1,500,000	USB Capital IX 6.189%, 10/29/2049	1,170,000
1,032,000	Verizon Communications, Inc.
	5.875%, 01/17/2012	1,080,923
1,877,000	Vessel Management Services, Inc.
	5.125%, 04/16/2035	1,966,467
1,000,000	Vodafone Group PLC 5.625%, 02/27/2017	1,117,811
300,000	Volkswagen International Finance NV
	1.625%, 08/12/2013 (Acquired 11/05/2010, Cost $303,348)(a)	300,037
900,000	Wells Fargo & Co. 5.625%, 12/11/2017	997,908
850,000	Westpac Banking Corp.
	4.200%, 02/27/2015	892,969
500,000	Xstrata Canada Corp. 7.350%, 06/05/2012	535,761

	Total Corporate Bonds (Cost $98,977,774)	102,389,242

NON-AGENCY MORTGAGE BACKED SECURITIES 10.3%
904,913	American Home Mortgage Investment Trust 2005-1 7A1 2.457%, 06/25/2045	862,163
1,310,000	Banc of America Commercial Mortgage 2004-3 A5 5.412%, 06/10/2039	1,401,346
4,215,000	Banc of America Commercial Mortgage 2006-3 5.872%, 07/10/2044	4,093,674
5,235,000	Banc of America Commercial Mortgage 2006-4 5.675%, 07/10/2046	5,283,679
700,000	Banc of America Commercial Mortgage 2007-1 5.451%, 01/15/2049	731,343
403,000	Banc of America Commercial Mortgage 2007-1 A3 5.449%, 01/15/2049	420,067
1,470,000	Bear Stearns Commercial Mortgage Securites 2007-PWR18
	6.205%, 06/13/2050	1,267,296
1,596,000	Citigroup Commercial Mortgage Trust 2008-C7 6.10%, 12/10/2049	1,359,488
1,950,000	Citigroup/Deutsche Bank Commercial Mortgage Trust A4 5.397%, 07/15/2044	2,100,955
2,350,000	Commercial Mortgage Pass Through Certificate 2005-C6 5.116%, 06/10/2044	2,517,663
1,304,080	Countrywide Alternative Loan Trust 2003-20CB 5.500%, 10/25/2033	1,373,813
1,205,000	Credit Suisse Mortgage Capital Certificate 2006-C1 AM 5.539%, 02/15/2039	1,222,423
2,386,560	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 005-3 5A5 5.250%, 06/25/2035	2,246,605
1,497,895	First Union National Bank Commercial Mortgage 2001-C4 A-2
	6.223%, 12/12/2033	1,535,381
1,370,000	GE Capital Commercial Mortgage Corp. 2004-C1 4.596%, 11/10/2038	1,433,233
1,230,000	GMAC Commercial Mortgage Securities, Inc. 2004-C2 A4 5.301%, 08/10/2038	1,310,425
550,000	JP Morgan Chase Commerical Mortgage Securities Corp. 2006-CIBC15 A4
	5.814%, 06/12/2043	590,418
2,310,000	JP Morgan Chase Commerical Mortgage Securities Corp.2005-cibc12 A-4
	4.895%, 09/12/2037	2,449,190
3,770,000	LB-UBS Commercial Morgage Trust 2006-C6 AM 5.413%, 09/15/2039	3,825,389
492,230	MASTR Alernative Loans Trust 2004-2 4A1 5.000%, 02/25/2019	496,977
1,152,551	MASTR Reperforming Loan Trust 2006-2 1A1 5.521%, 05/25/2036 (Acquired 03/14/2007, Cost $1,157,820)(a)	1,069,687
144,775	Morgan Stanley Dean Witter Capital 1 2001-TOP1 A4 6.660%, 02/15/2033	144,696
1,300,000	NCUA Guaranteed Notes Trust 2010-C1
	2.900%, 10/29/2020	1,266,002
637,162	Residential Accredit Loans, Inc. 2004-QS5 A1 4.743%, 04/25/2034	631,761
301,480	Residential Asset Securitization Trust 2004-IP2 5.123%, 12/25/2034	281,185
884,586	Structured Adjustable Rate Mortgage Loan Trust 2004-3AC A2 2.706%, 03/25/2034	895,721
2,075,404	TBW Morgage Backed Pass-Through Certificates 2006-2 7A1 7.000%, 07/25/2036	600,295
1,385,000	Wachovia Bank Commercial Mortgage Trust 2004-C12 A4 5.305%, 07/15/2041	1,492,909
1,500,000	Wachovia Bank Commercial Mortgage Trust 2005-C22 5.270%, 12/15/2044	1,609,831

	Total Non-Agency Mortgage Backed Securities(Cost $44,900,601)	44,513,615

US GOVERNMENT AGENCIES 47.1%
	Fannie Mae
2,598,810	6.280%, 08/01/2011	2,621,358
2,364,820	6.125%, 10/01/2011	2,394,407
1,099,273	5.867%, 11/01/2011	1,103,686
4,109,925	6.112%, 02/01/2012	4,259,330
1,283,000	1.250%, 08/20/2013	1,292,216
564,671	5.500%, 05/25/2014	575,404
450,465	6.500%, 08/01/2017	492,977
1,554,555	5.000%, 01/01/2021	1,664,831
843,388	4.500%, 09/25/2024	879,792
1,559,162	4.000%, 06/01/2025	1,612,271
855,000	5.000%, 03/25/2032	913,596
459,239	4.500%, 07/25/2033	473,722
4,935,000	5.000%, 04/25/2034	5,297,057
3,949,081	5.500%, 09/01/2034	4,251,155

The accompanying notes are an integral part of these financial statements.

schedule of investments (continued)

NEW COVENANT INCOME FUND
SCHEDULE OF INVESTMENTS at December 31, 2010 (Unaudited)

Principal Amount		Value

US GOVERNMENT AGENCIES (cont.)
$2,491,387	5.500%, 12/25/2034	$2,746,859
2,414,985	5.500%, 02/01/2035	2,599,712
1,293,572	5.000%, 06/01/2035	1,366,733
6,400,005	5.000%, 07/01/2035	6,761,973
2,133,624	5.000%, 11/01/2035	2,252,963
398,289	5.517%, 01/01/2036	424,565
2,410,226	5.000%, 02/01/2036	2,545,036
3,405,666	5.505%, 03/01/2036	3,596,153
379,118	5.480%, 03/01/2036	405,188
3,172,992	5.500%, 04/01/2036	3,412,726
1,073,907	6.000%, 07/01/2037	1,168,756
1,328,226	6.000%, 09/01/2037	1,445,537
1,398,251	5.000%, 03/01/2038	1,471,355
1,138,997	5.500%, 05/01/2038	1,219,536
2,425,236	5.500%, 06/01/2038	2,597,105
930,053	5.500%, 08/01/2038	995,818
1,023,278	6.000%, 11/01/2038	1,113,336
1,219,409	4.500%, 03/01/2039	1,253,397
1,346,673	4.500%, 03/01/2040	1,383,999
1,085,477	5.000%, 03/01/2040	1,142,120
3,704,077	5.000%, 06/01/2040	3,897,365
3,659,435	4.000%, 08/01/2040	3,645,196
1,227,623	4.500%, 08/01/2040	1,261,649
2,294,809	5.900%, 07/25/2042	2,536,671

		79,075,550

	Freddie Mac
2,000,000	0.196%, 05/04/2011	2,001,042
1,450,000	1.125%, 07/27/2012	1,463,627
558,069	4.500%, 07/15/2016	568,599
2,186,135	6.000%, 01/15/2017	2,314,470
2,540,498	5.000%, 02/15/2020	2,606,926
1,628,631	5.000%, 12/01/2020	1,735,000
521,954	6.000%, 12/15/2021	542,787
989,820	5.000%, 05/01/2022	1,045,807
812,626	5.000%, 04/01/2024	858,590
1,230,000	5.000%, 03/15/2032	1,307,433
1,452,341	5.500%, 12/01/2036	1,552,475
281,823	5.000%, 08/01/2038	295,821
1,103,684	5.500%, 08/01/2038	1,177,365
1,285,387	5.500%, 11/01/2038	1,371,199
945,789	5.000%, 03/01/2039	992,767
2,058,300	5.000%, 02/01/2040	2,160,333
17,326,783	4.500%, 08/01/2040	17,777,244
481,723	4.000%, 09/01/2040	478,870

		40,250,355

	Federal Home Loan Bank
1,000,000	0.875%, 08/22/2012	1,005,382

	Ginnie Mae
2,355,000	4.666%, 07/16/2031	2,540,045
2,024,046	4.430%, 04/16/2034	2,108,454
1,366,684	3.536%, 09/16/2035	1,432,121
1,503,376	4.500%, 04/20/2036	1,594,105
460,947	5.500%, 02/20/2037	496,741
1,736,036	4.500%, 07/20/2038	1,805,058
546,256	5.500%, 07/20/2038	588,576
2,108,456	4.000%, 09/20/2038	2,203,278
580,936	5.000%, 12/20/2038	610,041
1,513,727	5.500%, 01/15/2039	1,637,656
1,430,853	5.000%, 03/15/2039	1,522,438
1,925,000	3.489%, 03/16/2039	1,976,503
687,157	5.000%, 03/20/2039	721,584
2,059,368	3.853%, 02/16/2040	2,173,537
4,244,754	4.500%, 05/20/2040	4,414,074
1,182,605	4.930%, 11/16/2044	1,253,961

		27,078,172

	Small Business Administration
1,861,621	5.459%, 02/10/2017	2,013,612
873,580	5.250%, 09/01/2017	937,662
923,022	4.727%, 02/10/2019	961,145
1,226,015	4.620%, 03/01/2019	1,289,186
1,214,105	3.880%, 03/10/2019	1,280,080
814,070	7.300%, 08/01/2019	901,315
909,389	7.300%, 09/01/2019	1,007,733
687,473	7.060%, 11/01/2019	760,351
1,069,158	5.310%, 08/01/2022	1,142,295
1,219,792	5.240%, 08/01/2023	1,293,820
1,833,429	4.890%, 12/01/2023	1,968,335
864,271	4.720%, 02/01/2024	916,445
1,034,975	4.770%, 04/01/2024	1,098,451
1,282,407	5.180%, 05/01/2024	1,369,410
1,946,240	5.170%, 08/01/2024	2,088,132
1,505,292	4.880%, 11/01/2024	1,602,411
1,821,864	4.625%, 02/01/2025	1,927,897
1,177,463	5.090%, 10/01/2025	1,262,486
671,177	5.350%, 02/01/2026	725,517
2,144,641	5.570%, 03/01/2026	2,317,251
1,376,865	5.870%, 05/01/2026	1,499,893
846,810	5.370%, 10/01/2026	916,661
1,504,707	5.120%, 12/01/2026	1,616,344
1,428,428	5.320%, 01/01/2027	1,535,283
2,204,024	5.230%, 03/01/2027	2,366,372
1,168,665	5.490%, 03/01/2028	1,257,786
2,423,329	5.370%, 04/01/2028	2,628,682
2,134,873	5.490%, 05/01/2028	2,307,682
1,939,069	5.870%, 07/01/2028	2,076,513
992,526	5.600%, 09/01/2028	1,072,524
1,738,461	4.760%, 02/01/2029	1,833,287
1,682,834	4.660%, 03/01/2029	1,762,337
1,151,251	4.310%, 04/01/2029	1,198,171
1,986,183	4.950%, 06/01/2029	2,084,112
2,289,831	4.300%, 07/01/2029	2,383,049
2,260,080	4.200%, 09/01/2029	2,346,654

		55,748,884

	Total US Government Agencies (Cost $199,217,870)	203,158,343

OTHER AGENCY SECURITIES 0.8%
1,250,000	Federal Farm Credit Bank
	3.000%, 09/22/2014	1,318,490
	Private Export Funding Corp.
800,000	4.550%, 05/15/2015	885,139
1,250,000	5.450%, 09/15/2017	1,428,980

	Total Other Agency Securities (Cost $3,478,678)	3,632,609

MUNICIPAL BONDS 0.8%
1,500,000	Dallas Indepdendent School District
	4.950%, 02/15/2022	1,488,540
1,250,000	New York State City Transitional Finance Authority 4.466%, 08/01/2018	1,243,300
500,000	New York State Housing Finance Agency
	4.911%, 03/15/2019	514,615

	Total Municipal Bonds (Cost $3,264,932)	3,246,455

U.S. TREASURY OBLIGATIONS 7.7%
11,400,000	U.S. Treasury Bond 6.250%, 08/15/2023	14,330,153
	U.S. Treasury Note
9,000,000	1.125%, 12/15/2012	9,093,870
9,675,000	2.375%, 03/31/2016	9,798,966

	Total U.S. Treasury Obligations (Cost $32,580,872)	33,222,989

The accompanying notes are an integral part of these financial statements.

schedule of investments (continued)

NEW COVENANT INCOME FUND
SCHEDULE OF INVESTMENTS at December 31, 2010 (Unaudited)

Principal Amount		Value

SHORT TERM INVESTMENTS 2.7%
	Cash Equivalent
$11,669,492	JP Morgan Cash Trade Execution	$11,669,492

	Total Short Term Investments (Cost $11,669,491)	11,669,492

TOTAL INVESTMENTS — 99.7%
(Cost $422,308,324)		$430,089,946
Other Assets in Excess of Liabilities — 0.3%		1,211,004

NET ASSETS — 100.0%		$431,300,950

Percentages are stated as a percent of net assets.
Footnote:

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933 or otherwise restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Adviser, using procedures approved by the Board of Trustees, has deemed these securities to be liquid.
Abbreviations:

LP	Limited Partnership
PLC	Public Liability Company

The accompanying notes are an integral part of these financial statements.

schedule of investments (continued)

NEW COVENANT BALANCED GROWTH FUND
SCHEDULE OF INVESTMENTS at December 31, 2010 (Unaudited)

Shares or
Principal Amount		Value

INVESTMENT COMPANIES 98.6%
5,472,837	New Covenant Growth Fund(a)	$169,657,926
3,981,189	New Covenant Income Fund(a)	89,736,003

	Total Investment Companies (Cost $235,538,237)	259,393,929

CASH EQUIVALENTS 1.4%
$3,595,672	JP Morgan Cash Trade Execution	3,595,672

	Total Cash Equivalents (Cost $3,595,672)	3,595,672

TOTAL INVESTMENTS — 100.0% (Cost $239,133,909)		$262,989,601
Liabilities in Excess of Other Assets — 0.0%		(67,461)

NET ASSETS — 100.0%		$262,922,140

(a)	Investment in affiliate.

NEW COVENANT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS at December 31, 2010 (Unaudited)

Shares or
Principal Amount		Value

INVESTMENT COMPANIES 97.2%
1,132,988	New Covenant Growth Fund(a)	$35,122,628
2,365,217	New Covenant Income Fund(a)	53,311,986

	Total Investment Companies (Cost $82,944,135)	88,434,614

CASH EQUIVALENTS 2.8%
$2,507,340	JP Morgan Cash Trade Execution	2,507,340

	Total Cash Equivalents (Cost $2,507,340)	2,507,340

TOTAL INVESTMENTS — 100.0% (Cost $85,451,475)		$90,941,954
Other Assets in Excess of Liabilities — 0.0%		19,213

NET ASSETS — 100.0%		$90,961,167

(a)	Investment in affiliate.

The accompanying notes are an integral part of these financial statements.

statements of assets and liabilities

NEW COVENANT FUNDS
December 31, 2010 (Unaudited)

			Balanced	Balanced
	Growth Fund	Income Fund	Growth Fund	Income Fund

Assets:
Investments, at value (Cost $590,081,258, $422,308,324, $3,595,672 and $2,507,340, respectively)(a)	$724,349,235	$430,089,946	$3,595,672	$2,507,340
Investments in affiliates, at value (Cost $0, $0, $235,538,237 and $82,944,135, respectively)	—	—	259,393,929	88,434,614
Cash	1,261,510	4,131	—
Cash denominated in foreign currency, at value	34,197	—	—	—
Interest and dividends receivable	845,416	3,727,994	—	—
Receivable for capital shares issued	19,385	10,662	27,395	49,135
Receivable for investments sold	19,325	—	—	—
Receivable from Adviser	—	—	37,187	12,916
Prepaid expenses	37,151	30,254	20,226	12,990

Total Assets	726,566,219	433,862,987	263,074,409	91,016,995

Liabilities:
Payable for investments purchased	202,418	2,255,070	—	—
Payable for capital shares redeemed	15,616	4,595	12,041	4,462
Payable for return of collateral received on securities loaned	2,238,195	—	—	—
Accrued expenses and other payables:
Investment advisory, net	575,585	134,620	—	—
Administration	35,799	21,682	13,147	4,755
Shareholder service	109,753	53,335	56,172	15,306
Transfer agent	12,018	11,066	24,820	14,275
Accounting	41,714	30,852	7,955	3,271
Chief Compliance Officer	7,658	3,423	1,559	894
Other	106,503	47,394	36,575	12,865

Total Liabilities	3,345,259	2,562,037	152,269	55,828

NET ASSETS	$723,220,960	$431,300,950	$262,922,140	$90,961,167

Capital	719,487,461	491,748,867	267,566,390	91,212,885
Undistributed (distributions in excess of) net investment income	(1,104,714)	247,233	926,343	36,946
Accumulated net realized losses from investment and foreign currency transactions	(129,448,961)	(68,476,772)	(29,426,285)	(5,779,143)
Net unrealized appreciation on investment transactions and translation of assets and liabilities denominated in foreign currency	134,287,174	7,781,622	23,855,692	5,490,479

Net assets	$723,220,960	$431,300,950	$262,922,140	$90,961,167

Shares outstanding	23,332,672	19,135,920	3,300,893	4,925,750
Net asset value, offering price and redemption price per share	$31.00	$22.54	$79.65	$18.47

(a)	Includes value of securities on loan of $2,190,561, $0, $0 and $0, respectively.

The accompanying notes are an integral part of these financial statements.

statements of operations

NEW COVENANT FUNDS
For the six months ended December 31, 2010 (Unaudited)

			Balanced	Balanced
	Growth Fund	Income Fund	Growth Fund	Income Fund

INVESTMENT INCOME:
Interest	$53	$8,856,315	$16	$14
Dividends	5,743,890	—	—	—
Dividend income from affiliates	—	—	2,201,051	1,065,445
Foreign tax withholding	(67,047)	—	—	—
Income from securities lending	11,177	2,412	—	—

Total Investment Income	5,688,073	8,858,727	2,201,067	1,065,459

EXPENSES (Note 3):
Investment advisory	3,379,596	1,637,923	—	—
Shareholder servicing	613,000	354,381	316,852	110,746
Other	165,661	98,372	80,198	34,870
Accounting	80,400	58,470	16,260	6,106
Administration	72,850	42,780	26,238	9,700
Custodian	48,950	4,064	42	92
Transfer agent	34,510	23,863	56,674	26,195
Chief Compliance Officer	10,937	5,850	3,585	1,340

Total expenses before contractual fee reductions	4,405,904	2,225,703	499,849	189,049
Expenses contractually reduced by Adviser	(339,901)	(354,381)	(214,563)	(74,772)

Total net expenses	4,066,003	1,871,322	285,286	114,277

NET INVESTMENT INCOME	1,622,070	6,987,405	1,915,781	951,182

REALIZED AND UNREALIZED GAINS FROM INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gains (losses) on investment transactions	30,393,873	2,802,868	(1,142,660)+	227 +
Net realized gains on foreign currency transactions	57,249	—	—	—
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	112,874,070	(3,058,959)	34,822,711	7,019,930

Net realized/unrealized gains (losses) from investments and foreign currency transactions	143,325,192	(256,091)	33,680,051	7,020,157

Change in net assets resulting from operations	$144,947,262	$6,731,314	$35,595,832	$7,971,339

+	Represents realized gains (losses) from investment transactions with affiliates.

The accompanying notes are an integral part of these financial statements.

statements of changes in net assets

NEW COVENANT FUNDS

	Growth Fund		Income Fund
	For the six months	For the year	For the six months	For the year
	ended	ended	ended	ended
	December 31, 2010#	June 30, 2010	December 31, 2010#	June 30, 2010

OPERATIONS:
Net investment income	$1,622,070	$4,587,765	$6,987,405	$14,299,160
Net realized gains (losses) from investment and foreign currency transactions	30,451,122	38,010,606	2,802,868	(37,798,725)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currency	112,874,070	30,040,021	(3,058,959)	66,203,429

Change in net assets resulting from operations	144,947,262	72,638,392	6,731,314	42,703,864

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,611,847)	(4,672,796)	(7,751,020)	(13,775,952)
Tax return of capital	—	(741,060)	—	—

Change in net assets from distributions to shareholders	(2,611,847)	(5,413,856)	(7,751,020)	13,775,952

CAPITAL TRANSACTIONS:
Proceeds from shares issued	8,890,842	27,105,641	52,233,100	37,616,676
Dividends reinvested	200,500	396,367	520,268	1,009,465
Cost of shares redeemed	(53,128,601)	(68,012,262)	(22,168,817)	(39,263,947)

Change in net assets from capital transactions	(44,037,259)	(40,510,254)	30,584,551	(637,806)

Change in net assets	98,298,156	26,714,282	29,564,845	28,290,106

NET ASSETS:
Beginning of period	624,922,804	598,208,522	401,736,105	373,445,999

End of period	$723,220,960	$624,922,804	$431,300,950	$401,736,105

SHARE TRANSACTIONS:
Issued	327,556	1,049,674	2,288,193	1,695,097
Reinvested	6,840	14,682	23,058	45,615
Redeemed	(1,891,354)	(2,545,481)	(975,141)	(1,783,942)

Net decrease	(1,556,958)	(1,481,125)	1,336,110	(43,230)

Undistributed (distributions in excess of) net investment income	$(1,104,714)	$(114,937)	$247,233	$1,010,848

#	Unaudited

The accompanying notes are an integral part of these financial statements.

statements of changes in net assets

NEW COVENANT FUNDS

	Balanced Growth Fund		Balanced Income Fund
	For the six months	For the year	For the six months	For the year
	ended	ended	ended	ended
	December 31, 2010#	June 30, 2010	December 31, 2010#	June 30, 2010

OPERATIONS:
Net investment income	$1,915,781	$3,783,900	$951,182	$1,853,822
Net realized gains (losses) from investment and foreign currency transactions	(1,142,660)+	(2,670,986)+	227 +	(641,774)+
Net change in unrealized appreciation on investments and translation of assets and liabilities in foreign currency	34,822,711	24,384,902	7,019,930	7,581,206

Change in net assets resulting from operations	35,595,832	25,497,816	7,971,339	8,793,254

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,154,936)	(3,614,274)	(948,951)	(1,817,908)
Tax return of capital	—	(184,366)	—	(36,554)

Change in net assets from distributions to shareholders	(1,154,936)	(3,798,640)	(948,951)	(1,854,462)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	7,420,944	15,952,413	2,888,374	5,034,737
Dividends reinvested	915,104	2,993,694	618,185	1,187,641
Cost of shares redeemed	(17,358,928)	(24,211,230)	(4,604,546)	(6,789,645)

Change in net assets from capital transactions	(9,022,880)	(5,265,123)	(1,097,987)	(567,267)

Change in net assets	25,418,016	16,434,053	5,924,401	6,371,525

NET ASSETS:
Beginning of period	237,504,124	221,070,071	85,036,766	78,665,241

End of period	$262,922,140	$237,504,124	$90,961,167	$85,036,766

SHARE TRANSACTIONS:
Issued	98,396	224,528	162,214	292,427
Reinvested	12,091	41,805	34,149	68,910
Redeemed	(228,505)	(339,249)	(256,231)	(399,354)

Net decrease	(118,018)	(72,916)	(59,868)	(38,017)

Undistributed net investment income	$926,343	$165,498	$36,946	$34,715

#	Unaudited
+	Represents realized gains (losses) from investment transactions with affiliates.

The accompanying notes are an integral part of these financial statements.

financial highlights

NEW COVENANT FUNDS

For a Share outstanding throughout the period

	Growth Fund

	For the six months	For the year	For the year	For the year	For the year	For the year
	ended	ended	ended	ended	ended	ended
	December 31,	June 30,	June 30,	June 30,	June 30,	June 30,
	2010(a)	2010	2009	2008	2007	2006

Net Asset Value, Beginning of Period	$25.11	$22.68	$31.95	$38.90	$32.76	$29.92

INVESTMENT ACTIVITIES:
Net investment income	0.07	0.21	0.29	0.26	0.26	0.18
Net realized and unrealized gains (losses) on investments and foreign currency transactions	5.93	2.43	(9.29)	(4.98)	6.17	2.86

Total from Investment Activities	6.00	2.64	(9.00)	(4.72)	6.43	3.04

DIVIDENDS:
Net investment income	(0.11)	(0.18)	(0.25)	(0.24)	(0.29)	(0.20)
Net realized gains	—	—	—	(1.97)	—	—
Tax return of capital	—	(0.03)	(0.02)	(0.02)	—	—

Total Dividends	(0.11)	(0.21)	(0.27)	(2.23)	(0.29)	(0.20)

Change in net asset value per share	5.89	2.43	(9.27)	(6.95)	6.14	2.84

Net Asset Value, End of Period	$31.00	$25.11	$22.68	$31.95	$38.90	$32.76

Total Return	23.92%(b)	11.54%	(28.16)%	(12.61)%	19.68%	10.17%

RATIOS/SUPPLEMENTARY DATA:
Net assets at end of period (in 000’s)	$677,181	$624,923	$598,209	$836,086	$1,033,536	$906,010
Ratio of expenses to average net assets	1.19%(c)	1.19%	1.12%	1.10%	1.08%	1.07%
Ratio of expenses to average net assets, excluding waivers	1.29%(c)	1.29%	1.30%	1.29%	1.28%	1.28%
Ratio of net investment income to average net assets	0.48%(c)	0.68%	1.15%	0.73%	0.73%	0.58%
Ratio of net investment income to average net assets, excluding waivers	0.38%(c)	0.58%	0.97%	0.54%	0.53%	0.37%
Portfolio turnover rate	112%(b)	81%	94%	65%	65%	51%

(a)	Unaudited.
(b)	Not annualized.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

financial highlights

NEW COVENANT FUNDS

For a Share outstanding throughout the period

	Income Fund

	For the six months	For the year	For the year	For the year	For the year	For the year
	ended	ended	ended	ended	ended	ended
	December 31,	June 30,	June 30,	June 30,	June 30,	June 30,
	2010(a)	2010	2009	2008	2007	2006

Net Asset Value, Beginning of Period	$22.57	$20.93	$23.73	$24.52	$24.28	$25.56

INVESTMENT ACTIVITIES:
Net investment income	0.36	0.81	1.11	1.16	1.12	1.00
Net realized and unrealized gains (losses) on investments	0.01	1.62	(2.79)	(0.81)	0.25	(1.23)

Total from Investment Activities	0.37	2.43	(1.68)	0.35	1.37	(0.23)

DIVIDENDS:
Net investment income	(0.40)	(0.79)	(1.12)	(1.14)	(1.13)	(1.04)
Net realized gains	—	—	—	—	—	(0.01)
Tax return of capital	—	—	—	—	— *	— *

Total Dividends	(0.40)	(0.79)	(1.12)	(1.14)	(1.13)	(1.05)

Change in net asset value per share	(0.03)	1.64	(2.80)	(0.79)	0.24	(1.28)

Net Asset Value, End of Period	$22.54	$22.57	$20.93	$23.73	$24.52	$24.28

Total Return	1.65%(b)	11.72%	(6.90)%	1.36%	5.65%	(0.90)%

RATIOS/SUPPLEMENTARY DATA:
Net assets at end of period (in 000’s)	$433,219	$401,736	$373,446	$496,325	$537,345	$526,359
Ratio of expenses to average net assets	0.86%(c)	0.87%	0.86%	0.85%	0.84%	0.84%
Ratio of expenses to average net assets, excluding waivers	1.02%(c)	1.03%	1.02%	1.01%	1.01%	1.01%
Ratio of net investment income to average net assets	3.20%(c)	3.68%	5.15%	4.70%	4.49%	4.04%
Ratio of net investment income to average net assets, excluding waivers	3.04%(c)	3.52%	4.99%	4.54%	4.32%	3.87%
Portfolio turnover rate	65%(b)	76%	230%	170%	258%	263%

*	Less than $0.005.
(a)	Unaudited.
(b)	Not annualized.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

financial highlights

NEW COVENANT FUNDS

For a Share outstanding throughout the period

	Balanced Growth Fund

	For the six months	For the year	For the year	For the year	For the year	For the year
	ended	ended	ended	ended	ended	ended
	December 31,	June 30,	June 30,	June 30,	June 30,	June 30,
	2010(b)	2010	2009	2008	2007	2006

Net Asset Value, Beginning of Period	$69.47	$63.31	$82.49	$90.86	$81.30	$78.20

INVESTMENT ACTIVITIES:
Net investment income(a)	0.58	1.11	1.70	1.83	1.83	1.52
Net realized and unrealized gains (losses) on investments(a)	9.95	6.16	(18.25)	(8.37)	9.56	3.10

Total from Investment Activities	10.53	7.27	(16.55)	(6.54)	11.39	4.62

DIVIDENDS:
Net investment income	(0.35)	(1.06)	(1.69)	(1.83)	(1.83)	(1.52)
Net realized gains	—	—	(0.93)	—	—	—
Tax return of capital	—	(0.05)	(0.01)	—	—	— *

Total Dividends	(0.35)	(1.11)	(2.63)	(1.83)	(1.83)	(1.52)

Change in net asset value per share	10.18	6.16	(19.18)	(8.37)	9.56	3.10

Net Asset Value, End of Period	$79.65	$69.47	$63.31	$82.49	$90.86	$81.30

Total Return	15.18%(c)	11.43%	(19.96)%	(7.26)%	14.11%	5.93%

RATIOS/SUPPLEMENTARY DATA:
Net assets at end of period (in 000’s)	$253,639	$237,504	$221,070	$305,294	$353,344	$312,077
Ratio of expenses to average net assets	0.22%(d)	0.23%	0.13%	0.15%	0.12%	0.12%
Ratio of expenses to average net assets, excluding waivers	0.39%(d)	0.40%	0.37%	0.39%	0.37%	0.38%
Ratio of net investment income to average net assets	1.50%(d)	1.56%	2.56%	2.07%	2.11%	1.85%
Ratio of net investment income to average net assets, excluding waivers	1.33%(d)	1.39%	2.32%	1.83%	1.86%	1.59%
Portfolio turnover rate	4%(c)	7%	7%	17%	7%	10%

*	Less than $0.005.
(a)	Includes income or gains (losses) from affiliates.
(b)	Unaudited.
(c)	Not annualized.
(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

financial highlights

NEW COVENANT FUNDS

For a Share outstanding throughout the period

	Balanced Income Fund

	For the six months	For the year	For the year	For the year	For the year	For the year
	ended	ended	ended	ended	ended	ended
	December 31,	June 30,	June 30,	June 30,	June 30,	June 30,
	2010(b)	2010	2009	2008	2007	2006

Net Asset Value, Beginning of Period	$17.06	$15.66	$19.01	$20.40	$18.99	$18.90

INVESTMENT ACTIVITIES:
Net investment income(a)	0.19	0.38	0.56	0.60	0.59	0.52
Net realized and unrealized gains (losses)
on investments(a)	1.41	1.39	(3.35)	(1.39)	1.41	0.09

Total from Investment Activities	1.60	1.77	(2.79)	(0.79)	2.00	0.61

DIVIDENDS:
Net investment income	(0.19)	(0.36)	(0.55)	(0.60)	(0.59)	(0.52)
Net realized gains	—	—	—	—	—	—
Tax return of capital	—	(0.01)	(0.01)	—	— *	—

Total Dividends	(0.19)	(0.37)	(0.56)	(0.60)	(0.59)	(0.52)

Change in net asset value per share	1.41	1.40	(3.35)	(1.39)	1.41	0.09

Net Asset Value, End of Period	$18.47	$17.06	$15.66	$19.01	$20.40	$18.99

Total Return	9.42%(c)	11.31%	(14.60)%	(3.95)%	10.65%	3.26%

RATIOS/SUPPLEMENTARY DATA:
Net assets at end of period (in 000’s)	$89,196	$85,037	$78,665	$102,657	$121,855	$122,512
Ratio of expenses to average net assets	0.25%(d)	0.24%	0.16%	0.20%	0.15%	0.15%
Ratio of expenses to average net assets, excluding waivers	0.42%(d)	0.40%	0.40%	0.44%	0.40%	0.41%
Ratio of net investment income to average net assets	2.12%(d)	2.17%	3.47%	2.97%	2.95%	2.71%
Ratio of net investment income to average net assets, excluding waivers	1.95%(d)	2.01%	3.23%	2.73%	2.70%	2.45%
Portfolio turnover rate	5%(c)	7%	10%	10%	7%	13%

*	Less than $0.005.
(a)	Includes income or gains (losses) from affiliates.
(b)	Unaudited.
(c)	Not Annualized.
(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

notes to financial statements

NEW COVENANT FUNDS
December 31, 2010 (Unaudited)

1. Organization

New Covenant Funds (the “Trust”), an open-end, diversified management investment company, was organized as a Delaware statutory trust on September 30, 1998. It currently consists of four investment funds: New Covenant Growth Fund (“Growth Fund”), New Covenant Income Fund (“Income Fund”), New Covenant Balanced Growth Fund (“Balanced Growth Fund”), and New Covenant Balanced Income Fund (“Balanced Income Fund”), (individually, a “Fund,” and collectively, the “Funds”). The Funds commenced operations on July 1, 1999. The Trust’s authorized capital consists of an unlimited number of shares of beneficial interest of $0.001 par value. The Funds’ investment adviser is One Compass Advisors, a wholly owned subsidiary of the Presbyterian Church (U.S.A.) Foundation (the “Adviser”).

The objectives of the Funds are as follows:

Growth Fund	Long-term capital appreciation. Dividend income, if any, will be incidental.

Income Fund	High level of current income with preservation of capital.

Balanced Growth Fund	Capital appreciation with less risk than would be present in a portfolio of only common stocks.

Balanced Income Fund	Current income and long-term growth of capital.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with GAAP.

Portfolio Valuation:  Fund investments are recorded at market value. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price as of the close of trading. Equity securities traded on NASDAQ use the official closing price. Equity securities which are traded in the over-the-counter market only, but which are not included on NASDAQ, are valued at the mean between the last preceding bid and ask prices. Debt securities with a remaining maturity of sixty days or more are valued by a pricing service using valuation methods such as matrix pricing as well as market transactions and dealer quotations. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates market value. Open-end funds are valued at net asset value. Closed-end funds and exchange-traded funds are valued at market value. All other assets and securities with no readily determinable market values are valued using procedures adopted by the Board of Trustees. Factors used in determining fair value include but are not limited to: type of security or asset, fundamental analytical data relating to the investment in the security, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security. As of December 31, 2010, the Funds did not hold any securities for which market quotations were not readily available.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the New York Stock Exchange (“NYSE”). Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not be reflected in the security’s market value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures adopted by the Board of Trustees. All securities and other assets of a Fund initially expressed in foreign currencies will be converted to U.S. dollar values at the foreign exchange rate every business day, generally at 4:00 PM ET.

On January 21, 2010, the FASB Issued ASU 2010-06, Improving Disclosures about Fair Value Measurements. ASU 2010-06 amends ASC 820, Fair Value Measurements and Disclosures (formerly FASB Statement No. 157), to require additional disclosures regarding fair value measurements. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The effective date of this guidance is for interim and annual periods beginning after December 15, 2009; however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. The Funds have disclosed the applicable requirements of this accounting standard in their financial statements.

notes to financial statements

NEW COVENANT FUNDS
December 31, 2010 (Unaudited)

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and each Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, current discount rates, prepayment speeds, credit quality, yields for comparable securities, and trading volume).

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2010, in valuing each Fund’s investments carried at fair value:

Growth Fund	Level 1	Level 2	Level 3	Total Market Value

Equity
Common Stocks	$702,147,109	$3,294,875	$—	$705,441,984
Real Estate Investment Trusts	3,885,444	—	—	3,885,444
Preferred Stocks	4,324,783	—	—	4,324,783

Total Equity	$710,357,336	$3,294,875	$—	$713,652,211

Fixed Income
Money Market Fund	$2,238,195	$0	$—	$2,238,195

Total Fixed Income	$2,238,195	$0	$—	$2,238,195

Short-Term Investments	$8,458,829	$0	$—	$8,458,829

Total Investment in Securities	$721,054,360	$3,294,875	$—	$724,349,235

Income Fund	Level 1	Level 2	Level 3	Total Market Value

Fixed Income
U.S. Government Agencies	$—	$203,158,343	$—	$203,158,343
Corporate Bonds	—	102,389,242	—	102,389,242
Non-Agency Mortgage Backed Securities	—	44,513,615	—	44,513,615
U.S. Treasury Obligations	—	33,222,989	—	33,222,989
Asset-Backed Securities	—	28,257,201	—	28,257,201
Municipal Bonds	—	3,246,455	—	3,246,455
Other Agency Securities	—	3,632,609	—	3,632,609

Total Fixed Income	$—	$418,420,454	$—	$418,420,454

Short-Term Investments	$11,669,492	$0	$—	$11,669,492

Total Investment in Securities	$11,669,492	$418,420,454	$—	$430,089,946

Balanced Growth Fund	Level 1	Level 2	Level 3	Total Market Value

Equity
Investment Companies	$259,393,929	$—	$—	$259,393,929

Total Equity	$259,393,929	$—	$—	$259,393,929

Short-Term Investments	$3,595,672	$—	$—	$3,595,672

Total Investment in Securities	$262,989,601	$—	$—	$262,989,601

Balanced Income Fund	Level 1	Level 2	Level 3	Total Market Value

Equity
Investment Companies	$88,434,614	$—	$—	$88,434,614

Total Equity	$88,434,614	$—	$—	$88,434,614

Short-Term Investments	$2,507,340	$—	$—	$2,507,340

Total Investment in Securities	$90,941,954	$—	$—	$90,941,954

For the six months ended December 31, 2010, there were no significant transfers between Level 1 and Level 2.

notes to financial statements

NEW COVENANT FUNDS
December 31, 2010 (Unaudited)

Securities Transactions and Investment Income:  During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Securities sold are determined on a specific identification basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount for both financial reporting and tax purposes. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Options:  The Income Fund may purchase or write options which are traded over-the-counter to hedge fluctuation risks in the prices of certain securities. When the Fund writes a call or put option, an amount equal to the premium received is reflected as a liability. The liability is subsequently “marked-to-market” to reflect the current market value of the option written. The premium paid by the Fund for the purchase of a call or put option is recorded as an investment and subsequently “marked-to-market” to reflect the current market value of the option purchased. The Fund is subject to the risk of an imperfect correlation between movement in the price of the option and the price of the underlying security. Risks may also arise due to illiquid secondary markets for the options. There were no options outstanding at December 31, 2010.

Foreign Currency Translation:  The books and records of the Funds are maintained in U.S. dollars. Investment valuation and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. That portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities. The Funds report gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for U.S. federal income tax purposes.

Foreign Currency Forward Contracts:  The Growth Fund may enter into foreign currency forward contracts as hedges against either specific transactions or portfolio positions. All commitments are “marked-to-market” daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time foreign currency forward contracts are extinguished. As of December 31, 2010, there were no foreign currency forward contracts open in the Fund.

Loans of Portfolio Securities:  The Growth Fund and the Income Fund may lend their securities pursuant to a securities lending agreement (“Lending Agreement”) with JPMorgan Chase Bank, N.A. (“JPMorgan”). Security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral valued at at least 102% of the market value of the securities loaned. Cash collateral received is invested by JPMorgan pursuant to the terms of the Lending Agreement. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. To the extent a loan is secured by non-cash collateral, the borrower is required to pay a loan premium. Non-cash collateral received cannot be sold or repledged. Net income earned on the investment of cash collateral and loan premiums received on non-cash collateral are allocated between JPMorgan and the Funds in accordance with the Lending Agreement. Income allocated to the Funds is included in investment income in the respective Statements of Operations.

At December 31, 2010, the cash collateral received by the Growth Fund and the Income Fund was invested in a money market mutual fund, at the time of purchase; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending activities. The investments purchased with the cash collateral are valued daily based on the investment ’s prior day’s valuation, in connection with the calculation of the Growth Fund’s and Income Fund’s net asset values. A Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although this risk is mitigated by the collateral and by the Lending Agreement. Information on the investment of cash collateral is shown in the Schedules of Investments. The Growth Fund and the Income Fund receive payments from borrowers equivalent to the dividends and interest that would have been earned on the securities lent while simultaneously seeking to earn income on the investment cash collateral. One of the risks is that, from time to time, the cost of borrowing cash could exceed income generated from the securities in the reinvestment portfolio. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. However, loans will be made only to borrowers deemed by the Adviser to be creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

notes to financial statements

NEW COVENANT FUNDS
December 31, 2010 (Unaudited)

The value of the loaned securities and related collateral at December 31, 2010, was as follows:

	Value of	Value of
Fund	Securities Loaned	Cash Collateral

Growth Fund	$2,190,561	$2,238,195
Income Fund	—	—

All collateral received as cash and securities is received, held and administered by the Funds’ custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

Repurchase Agreements:  The Funds may enter into repurchase agreements which are secured by obligations of the U.S. government with a bank, broker-dealer or other financial institution. Each repurchase agreement is at least 102% collateralized and marked-to-market. However, in the event of default or bankruptcy by the counterparty to the repurchase agreement, realization of the collateral may by subject to certain costs, losses or delays. As of December 31, 2010, none of the Funds held repurchase agreements.

Forward Commitments, When-Issued Securities and Delayed-Delivery Transactions:  The Growth Fund and the Income Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Debt securities are often issued on that basis. No income will accrue on securities purchased on a when-issued or delayed-delivery basis until the securities are delivered. Securities purchased or sold on a when-issued, delayed-delivery or forward-commitment basis involve a risk of loss if the value of the security to be purchased declines prior to settlement date. Although the Funds would generally purchase securities on a when-issued, delayed-delivery or forward-commitment basis with the intention of acquiring the securities, the Funds may dispose of such securities prior to settlement if the Adviser or applicable sub-adviser deems it appropriate to do so.

The Funds may dispose of or renegotiate a when-issued or forward commitment. The Funds will normally realize a capital gain or loss in connection with these transactions.

When the Funds purchase securities on a when-issued, delayed-delivery or forward-commitment basis, the Funds will maintain cash, U.S. government securities or other liquid portfolio securities having a value (determined daily) at least equal to the amount of the Funds’ purchase commitments. In the case of a forward commitment to sell portfolio securities, the custodian will hold the portfolio securities in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Funds will maintain sufficient assets at all times to cover their obligations under when-issued purchases, forward commitments and delayed-delivery transactions.

Dividends and Distributions to Shareholders:  Dividends from net investment income of all Funds are declared and paid quarterly. For all Funds, all net realized long-term or short-term capital gains, if any, will be declared and distributed at least annually.

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income, gains and losses on various investment securities held by a Fund, timing differences in the recognition of income, gains and losses and differing characterizations of distributions made by the Fund.

These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. To the extent that distributions exceed net investment income and net realized gains for tax purposes, they are reported as returns of capital.

Federal Income Taxes:  It is each Fund’s intention to continue to qualify annually as a regulated investment company by complying with the appropriate provisions of sub-chapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for federal income tax has been made.

The Funds have reviewed the tax positions taken on federal income tax returns for each of the three open tax years and as of December 31, 2010, and have determined that no provision for income tax is required in the Funds’ financial statements. Foreign securities held by a Fund may be subject to foreign taxation on dividend and interest income received. Foreign taxes, if any, are recorded based on tax regulations and rates that exist in the foreign markets in which the Funds invest.

Allocation of Expenses:  Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund of the Trust are allocated among the respective Funds based upon relative net assets or some other reasonable method.

3. Investment Advisory and Other Agreements

The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with the Adviser. Under the Agreement, the Adviser is responsible for managing the Funds’ investments as well as furnishing the Funds with certain administrative services. The notes to financial statements

NEW COVENANT FUNDS
December 31, 2010 (Unaudited)

Growth Fund pays the Adviser a monthly fee at the annual rate of 0.99% of the Growth Fund’s average daily net assets and the Income Fund pays the Adviser a monthly fee at the annual rate of 0.75% of the Income Fund’s average daily net assets. Effective January 1, 2011 the Adviser receives a reduced advisory fee of 0.87% for the Growth Fund and 0.65% for the Income Fund. The Adviser does not receive advisory fees for the Balanced Growth and Balanced Income Funds (the “Balanced Funds”). The Adviser has entered into Sub-Advisory Agreements with seven sub-advisors to assist in the selection and management of the Growth Fund’s and Income Fund’s investment securities. It is the responsibility of the Sub-Advisers, under the direction of the Adviser, to make day-to-day investment decisions for these Funds. The Adviser, not the Funds, pays each Sub-Adviser a quarterly fee for their services. The Adviser pays the Sub-Adviser’s fee directly from its own advisory fees. The sub-advisory fees are based on the assets of a Fund for which the Sub-Adviser is responsible for making investment decisions.

The following are the Sub-Advisers for the Growth Fund: Baillie Gifford Overseas, Ltd., Santa Barbara Asset Management Inc., Sound Shore Management Inc., TimesSquare Capital Management and Brockhouse & Cooper International, Inc.

The following are the Sub-Advisers for the Income Fund: Ernest Partners, LLC and Robert W. Baird & Company, Incorporated.

The Trust employs a Chief Compliance Officer (“CCO”) who receives a portion of her compensation as approved by the Board of Trustees, as well as reimbursement of out-of-pocket expenses. The CCO is also an employee of the Adviser. For the six months ended December 31, 2010, the Growth Fund, the Income Fund, the Balanced Growth Fund, and the Balanced Income Fund were allocated a portion of the CCO’s compensation of $10,937, $5,850, $3,585 and $1,340, respectively.

The Trust is a party to Shareholder Services Agreements pursuant to which each Fund is authorized to make payments to certain entities which may include investment advisors, banks, trust companies and other types of organizations (“Authorized Service Providers”) for providing administrative services with respect to shares of the Funds attributable to or held in the name of the Authorized Service Provider for its clients or other parties with whom they have a servicing relationship. Under the terms of the Shareholder Services Agreements, each Fund is authorized to pay monthly an Authorized Service Provider (which may include affiliates of the Funds) a shareholder services fee at the rate of 0.25% on an annual basis of the average daily net assets of the shares of the Fund attributable to or held in the name of the Authorized Service Provider for providing certain administrative services to Fund shareholders with whom the Authorized Service Provider has a servicing relationship. In connection with the Shareholder Services Agreement, the Adviser has agreed to waive all or a portion of the amount of the investment advisory fees payable to it by any Fund to the extent of the amount paid in fees by a Fund to any affiliated Authorized Service Provider under the Shareholder Services Agreements. Effective July 1, 2009 through October 31, 2011, the Adviser agrees to waive up to 0.17% on an annual basis of the average daily net assets for the Growth Fund, the Balanced Growth Fund and the Balanced Income Fund. Effective January 1, 2011, the Funds will no longer pay shareholder servicing fees on assets not held through qualified broker dealers. In connection with this, the arrangement with respect to the waiver of such fees was discontinued as of that date as well.

The Trust has entered into servicing agreements with U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect, wholly-owned subsidiary of U.S. Bancorp. Under the servicing agreements, USBFS provides transfer agency, administrative and fund accounting services to the Funds. Under the terms of the Transfer Agency Agreement, USBFS is entitled to account based fees and annual fund level fees, as well as reimbursement of out-of-pocket expenses incurred in providing transfer agency services. Under the Fund Accounting Agreement, USBFS is entitled to a fee computed at an annual rate of 0.02% of the Trust’s average daily net assets for the first $500,000,000, 0.01% for $500,000,001 to $1,000,000,000, and 0.0075% over $1,000,000,000. Under the Administration Agreement, USBFS is entitled to a fee computed at an annual rate of 0.03% of the Trust’s average daily net assets for the first $500,000,000, 0.02% for $500,000,001 to $1,000,000,000, and 0.01% over $1,000,000,000.

The Trust issues shares of the Funds pursuant to a Distribution Agreement with New Covenant Funds Distributor, Inc. (the “Distributor”), a wholly-owned subsidiary of New Covenant Trust Company, N.A., a subsidiary of the Presbyterian Church (U.S.A.) Foundation, under which the Distributor serves as the principal distributor of the Funds’ shares. The Funds do not pay the Distributor in its capacity as principal distributor.

The Trust has a Custodian Agreement with JPMorgan Chase Bank, N.A.

No officer, trustee or employee of the Trust, USBFS, or any affiliate thereof, except the CCO, receives any compensation from the Funds for serving as a Trustee or officer of the Trust. The Funds reimburse expenses incurred by the Trustees and Officers of the Trust in attending Board and Committee meetings.

notes to financial statements

NEW COVENANT FUNDS
December 31, 2010 (Unaudited)

A summary of each Balanced Fund’s investment in the Growth Fund and Income Fund for the six months ended December 31, 2010, is as follows:

	Share Activity
	Balance			Balance	Realized		Value
Fund	June 30, 2010	Purchases	Sales	December 31, 2010	Gain (Loss)	Income	December 31, 2010

Balanced Growth Fund
Growth Fund	5,824,331	121,601	473,095	5,472,837	$(733,609)	$615,017	$169,657,926
Income Fund	3,918,252	269,741	206,804	3,981,189	(409,051)	1,586,034	89,736,003
Balanced Income Fund
Growth Fund	1,237,882	44,246	149,140	1,132,988	148,961	128,124	35,122,628
Income Fund	2,289,147	142,348	66,278	2,365,217	(148,734)	937,321	53,311,986

4. Purchases and Sales of Securities

The cost of purchases and proceeds from sales of securities, excluding U.S. government and other short-term investments, for the six months ended December 31, 2010, were as follows:

	Purchases	Sales
	(excluding	(excluding
	Short-Term	Short-Term
	Investments &	Investments &	Purchases of	Sales of
	U.S. Government)	U.S. Government)	U.S. Government	U.S. Government
Fund	Securities	Securities	Securities	Securities

Growth Fund	$731,600,274	$770,250,911	$—	$—
Income Fund	218,501,742	214,264,784	76,034,708	52,845,035
Balanced Growth Fund	9,270,236	18,239,453	—	—
Balanced Income Fund	4,427,014	5,761,510	—	—

5. Risk Factors

The performance of a Fund’s investments in non-U.S. companies and in companies operating internationally or in foreign countries will depend principally on economic conditions in their product markets, the securities markets where their securities are traded, and currency exchange rates. These risks are present because of uncertainty in future exchange rates back into U.S. dollars and possible political instability, which could affect foreign financial markets and local economies. There are also risks related to social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

The Funds will not invest more than 15% of the value of their net assets in securities that are illiquid because of restrictions on transferability or other reasons. Repurchase agreements with deemed maturities in excess of seven days are subject to this 15% limit. The Funds may purchase securities which are not registered under the Securities Act of 1933 (the “Securities Act”) but which can be sold to “qualified institutional buyers” in accordance with Rule 144A under the Securities Act. In some cases, such securities are classified as “illiquid securities;” however, any such security will not be considered illiquid so long as it is determined by the Adviser, under guidelines approved by the Board of Trustees, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

The Income Fund may invest a limited amount of assets in debt securities which are rated below investment grade (hereinafter referred to as “lower-rated securities”) or which are unrated but deemed equivalent to those rated below investment grade by the portfolio managers. The lower the ratings of such debt securities, the greater their risks. These debt instruments generally offer a higher current yield than that available from higher-grade issues, and typically involve greater risks. The yields on lower-rated securities will fluctuate over time. In general, prices of all bonds rise when interest rates fall and fall when interest rates rise. Lower-rated securities are subject to adverse changes in general economic conditions and to changes in the financial condition of their issuers. During periods of economic downturn or rising interest rates, issuers of these instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest, and increase the possibility of default.

The Balanced Funds invest their assets primarily in the Growth Fund and the Income Fund. By investing primarily in shares of these Funds, shareholders of the Balanced Funds indirectly pay a portion of the operating expenses, management fees and brokerage costs of the underlying Funds as well as their own operating expenses. Thus, shareholders of the Balanced Funds may indirectly pay slightly higher total operating expenses and other costs than they would pay by directly owning shares of the Growth Fund and Income Fund. Total fees and expenses to be borne by investors in either Balanced Fund will depend on the portion of the Funds’ assets invested in the Growth Fund and in the Income Fund. A change in the asset allocation of either Balanced Fund could increase or reduce the fees notes to financial statements

NEW COVENANT FUNDS
December 31, 2010 (Unaudited)

and expenses actually borne by investors in that Fund. The Balanced Funds are also subject to rebalancing risk. Rebalancing activities, while undertaken to maintain a Fund’s investment risk-to-reward ratio, may cause the Fund to under-perform other funds with similar investment objectives. For the Balanced Growth Fund, it is possible after rebalancing from equities into a greater percentage of fixed-income securities, that equities will outperform fixed-income investments. For the Balanced Income Fund, it is possible that after rebalancing from fixed-income securities into a greater percentage of equity securities, that fixed-income securities will outperform equity investments. The performance of the Balanced Growth Fund and the Balanced Income Fund depends on the performance of the underlying Funds in which they invest.

6. Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. The tax character of distributions paid during the six months ended December 31, 2010 was as follows:

	Ordinary	Net Long-Term	Total Taxable	Return of	Total
	Income	Capital Gains	Deductions	Capital	Distributions

Growth Fund	$2,611,847	$—	$2,611,847	$—	$2,611,847

Income Fund	7,751,020	—	7,751,020	—	7,751,020

Balanced Growth Fund	1,154,936	—	1,154,936	—	1,154,936

Balanced Income Fund	948,951	—	948,951	—	948,951

The tax character of distributions paid during the year ended June 30, 2010 was as follows:

	Ordinary	Net Long-Term	Total Taxable	Return of	Total
	Income	Capital Gains	Deductions	Capital	Distributions

Growth Fund	$4,672,796	$—	$4,672,796	$741,060	$5,413,856

Income Fund	13,775,952	—	13,775,952	—	13,775,952

Balanced Growth Fund	3,614,274	—	3,614,274	184,366	3,798,640

Balanced Income Fund	1,817,908	—	1,817,908	36,554	1,854,462

7. Federal Income Taxes

As of June 30, 2010, the Funds had available for federal tax purposes unused capital loss carryforwards expiring as follows:

	2012	2013	2014	2015	2016	2017	2018	Total

Growth Fund	$—	$—	$—	$—	$—	$61,581,089	$88,639,076	$150,220,165
Income Fund	—	—	1,591,357	5,673,243	517,116	6,784,158	56,670,809	71,236,683
Balanced Growth Fund	—	—	—	—	—	764,364	9,287,056	10,051,420
Balanced Income Fund	1,227,811	792,155	—	—	—	335,058	1,962,388	4,317,412

Under tax law, certain capital and foreign currency losses realized after October 31, and within the taxable year may be deferred and treated as occurring on the first business day of the following fiscal year. For the year ended June 30, 2010, the Funds deferred to July 1, 2010, post-October losses of:

	Post-October	Post-October
	Capital Losses	Currency Losses

Growth Fund	$—	114,937
Income Fund	—	—
Balanced Growth Fund	919,832	—
Balanced Income Fund	240,450	—

notes to financial statements

NEW COVENANT FUNDS
December 31, 2010 (Unaudited)

As of June 30, 2010, the components of accumulated earnings/(deficit) on a tax basis were as follows:

							Total
	Undistributed	Undistributed			Accumulated	Unrealized	Accumulated
	Ordinary	Long-Term	Accumulated	Dividends	Capital and	Appreciation/	Earnings/
	Income	Capital Gains	Earnings	Payable	Other Losses	(Depreciation)*	(Deficit)

Growth Fund	$—	$—	$—	$—	$(150,423,315)	$11,821,399	$(138,601,916)

Income Fund	1,010,848	—	1,010,848	—	(71,236,683)	10,797,624	(59,428,211)

Balanced Growth Fund	—	—	—	—	(10,971,252)	(28,113,894)	(39,085,146)

Balanced Income Fund	—	—	—	—	(4,557,862)	(2,716,244)	(7,274,106)

*	The difference between the book-basis and tax basis unrealized appreciation (depreciation) is attributable primarily to: tax deferral of losses on wash sales, passive foreign investment companies (“PFICs”) and the difference between book and tax amortization methods for premium and market discount, and the return of capital adjustments from real estate investment trusts.

At June 30, 2010, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation
Portfolio Name	Tax Cost	Appreciation	(Depreciation)	(Depreciation)

Growth Fund	$611,233,498	$69,357,547	$(57,536,148)	$11,821,399
Income Fund	391,807,128	15,281,494	(4,483,870)	10,797,624
Balanced Growth Fund	265,782,568	7,900,023	(36,013,917)	(28,113,894)
Balanced Income Fund	87,802,645	3,460,384	(6,176,628)	(2,716,244)

8. Subsequent Events

In preparing the financial statements as of December 31, 2010, management considered the impact of subsequent events through the date of issuance for potential recognition or disclosure in these financial statements.

9. Accounting Pronouncements

On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by The President. The Modernization Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs. Some highlights of the enacted provisions are as follows:

New capital losses may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Modernization Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

supplemental data

NEW COVENANT FUNDS
December 31, 2010 (Unaudited)

Proxy Voting Policy and Proxy Voting Records

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to portfolio securities is available (i) without charge, upon request, by calling 800-858-6127 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how each Fund voted proxies related to securities held during the most recent 12 month period ended June 30 is (i) available without charge, upon request, by calling 800-858-6127; (ii) on the Funds’ website at http://www.newcovenantfunds.com and (iii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Form N-Q Disclosure

The Trust files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. This information is also available, without charge, by calling toll-free 1-877-835-4531.

Shareholder Report Disclosure

A Special Meeting of Shareholders (the “Meeting”) took place on August 13, 2010, to elect three new Trustees to the Board (David Hinks, Ellen L. Taylor and Joy Douglas Strome) and to re-elect six current Trustees of the Board. All Trust shareholders of record at the close of business on June, 30, 2010 were entitled to attend or submit proxies. As of the record date, the Trust had 52,729,257 shares outstanding. The results of the voting for each Trustee were as follows:

Nominee	For Votes	Votes Withheld

Gail Duree	40,099,147	6,576
Henry H. Gardiner	40,098,675	7,048
Elinor K. Hite	40,035,563	70,160
William C. Lauderbach	40,035,314	70,409
Robert E. Leech	40,001,690	104,033
Samuel W. McNairy	40,036,780	68,944
David C. Hinks	40,097,941	7,782
Ellen L. Taylor	40,099,073	6,650
Joy Douglas Strome	40,098,918	6,805

The nine Trustees elected at the August 13, 2010 Special Shareholder Meeting constitute the entire Board of Trustees of the Trust.

Additional Fund Information - Hypothetical Cost of Investing

As a shareholder of the New Covenant Funds, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the New Covenant Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2010 through December 31, 2010.

Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	7/1/10	12/31/10	7/1/10 - 12/31/10	7/1/10 - 12/31/10

Growth Fund	$1,000.00	$1239.29	$6.72	1.19%
Income Fund	1,000.00	1016.50	4.37	0.86%
Balanced Growth Fund	1,000.00	1151.80	1.19	0.22%
Balanced Income Fund	1,000.00	1094.20	1.32	0.25%

Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on each of the New Covenant Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual supplemental data

NEW COVENANT FUNDS
December 31, 2010 (Unaudited)

return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	7/1/10	12/31/10	7/1/10 - 12/31/10	7/1/10 - 12/31/10

Growth Fund	$1,000.00	$1019.21	$6.06	1.19%
Income Fund	1,000.00	1020.87	4.38	0.86%
Balanced Growth Fund	1,000.00	1024.10	1.12	0.22%
Balanced Income Fund	1,000.00	1023.95	1.28	0.25%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio (reflecting fee waivers in effect) multiplied by 181/184 (to reflect the one-half year period)
**	Annualized.

supplemental data

NEW COVENANT FUNDS
December 31, 2010 (Unaudited)

Approval of the Continuation of the Investment Advisory and Sub-Advisory Agreements

During the semi-annual period ended December 31, 2010, the Board of Trustees of the New Covenant Funds (the “Trust”) was called upon at a meeting held on November 15, 2010 to take action with respect to: (i) amended fee schedules for the Amended and Restated Investment Advisory Agreement (the “Advisory Agreement”) with One Compass Advisors (the “Adviser”), (ii) a new Sub-Advisory Agreement for the New Covenant Growth Fund (the “Growth Fund”) and (iii) amendments to the fee schedules for one Sub-Advisory Agreement for the Growth Fund and both Sub-Advisory Agreements relating to the New Covenant Income Fund (the “Income Fund”). As described more fully below, the Board was called upon: (i) to approve a reduced fee schedule for both the Growth Fund and the Income Fund contained in the Advisory Agreement; (ii) to approve the termination of the Sub-Advisory Agreement with Wellington Management Company, LLP (“Wellington”) and the approval of a new Sub-Advisory Agreement with Brockhouse & Cooper International Inc. (“Brockhouse Cooper”) with respect to the portion of the Growth Fund’s portfolio managed by Wellington; and (iii) to approve amended fee schedules for the Sub-Advisory Agreements with Robert W. Baird & Co. Incorporated (“Baird”) and EARNEST Partners, LLC (“Earnest”), each a “Sub-Adviser” for the Income Fund, and an amended fee schedule for the Sub-Advisory Agreement with Sound Shore Management, Inc. (“Sound Shore”), a Sub-Adviser for the Growth Fund.

The relevant provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), specifically provide that it is the duty of the Board to request and evaluate such information as the Board determines is reasonably necessary to allow the Board to properly consider the terms of any investment advisory agreement, which includes a sub-advisory agreement, and it is the duty of the Adviser and any Sub-Advisers to furnish the Trustees with such information as is responsive to their request. Accordingly, in determining whether to approve the amendments to the Advisory Agreement and certain Sub-Advisory Agreements as noted above, and the new Sub-Advisory Agreement with Brockhouse Cooper, the Board of Trustees requested, and the Adviser and Brockhouse Cooper provided, information and data relevant to the Board’s consideration. The Board noted that it had recently considered the Adviser’s, Baird’s, Earnest’s and Sound Shore’s capabilities and the terms of the Advisory Agreement and these Sub-Advisory Agreements at a meeting held on May 16-17, 2010, and had determined to renew the Advisory Agreement and the Sub-Advisory Agreements with Baird, Earnest and Sound Shore for an additional one-year term ending June 30, 2011. The Board noted that, although it had approved the continuation of the Sub-Advisory Agreement with Wellington at the May 2010 meeting, Wellington had informed the Adviser that it was discontinuing the strategy used to manage its portion of the Growth Fund’s portfolio, and that the Adviser had therefore retained Brockhouse & Cooper, Inc. (“BCI”), an affiliate of Brockhouse Cooper, to assist it in conducting a search to find a replacement sub-adviser. The Board noted that the Adviser was not in a position at the time of the November 15, 2010 meeting to make a recommendation for a replacement for Wellington, but since Wellington had provided notice that it would no longer provide advisory services in the core growth strategy sought by the Adviser for the Growth Fund, the Adviser had recommended that the Board approve the Sub-Advisory Agreement with Brockhouse Cooper pursuant to which Brockhouse Cooper would provide temporary asset management services until a replacement sub-adviser was identified by the Adviser and approved by the Board.

The Trustees noted that, at the May 2010 meeting, they had reviewed materials regarding the investment performance of the Growth Fund, the Income Fund, the Balanced Growth Fund and the Balanced Income Fund (each a “Fund”) and information regarding the fees and expenses of each Fund, as compared to other similar mutual funds, including other mutual funds having socially responsible investment (“SRI”) mandates. As part of their deliberations, the Trustees also considered and relied upon the information about each Fund that had been provided to them throughout the year in connection with their regular Board meetings at which they engage in the ongoing oversight of the Funds and their operations. In connection with its decisions regarding the amended fee schedules for the Advisory Agreement and the Sub-Advisory Agreements with Baird, Earnest and Sound Shore, the Board determined that much of its analysis at the May 2010 meeting applied to its review and consideration of the amended Agreements. Accordingly, the Board considered its prior analysis and supplemented it with its considerations regarding the revised fee schedules proposed for both the Growth Fund and the Income Fund, in conjunction with the proposed termination of the Expense Limitation Agreement for each Fund, along with the new Sub-Advisory Agreement with Brockhouse Cooper and the reduced fee schedules to which Baird, Earnest and Sound Shore had agreed. In reviewing these matters, the Board members took into consideration the benefit to the Adviser from implementing reduced sub-advisory fees. Based on the Adviser’s presentation at the November 2010 meeting, the Trustees noted that, after these changes and assuming current asset levels and other expenses of the Funds, the Funds’ expense ratios were not anticipated to increase and, in fact, might decrease somewhat, and that the Adviser’s profitability under the Advisory Agreement could be expected to increase slightly. The Board considered the fact that the Adviser had represented to the Board that neither the level nor the quality of services provided to the Funds by the Adviser, Baird, Earnest and Sound Shore would be reduced under the amended fee schedules. During this process the Independent Trustees were counseled by their own independent legal counsel (as such term is defined in the rules under the 1940 Act).

With respect to the Board’s consideration and approval of the Sub-Advisory Agreement with Brockhouse Cooper, the Board met on November 15, 2010, to consider the approval of the selection of the new Sub-Adviser. At this meeting, upon the recommendation of the Adviser, and in response to the notice received from Wellington regarding its decision to discontinue the investment strategy used for its portion of the Growth Fund’s portfolio, the Board took action to terminate Wellington as a sub-adviser to the Growth Fund. The Board also took into consideration the below-benchmark performance of Wellington in connection with its management of a portion of the Growth Fund’s portfolio and the Board considered the Adviser’s recommendation to retain Brockhouse Cooper to provide temporary asset management services. The Board reviewed information and materials regarding Brockhouse Cooper, supplemental data

NEW COVENANT FUNDS
December 31, 2010 (Unaudited)

including its proposed portfolio management process and the proposed level of fees. The Board also considered the nature, quality and extent of the services to be provided by Brockhouse Cooper. Following their consideration of each of these factors, the Board determined to select Brockhouse Cooper to manage the portion of the Growth Fund’s portfolio previously managed by Wellington.

In connection with their review of the Sub-Advisory Agreement with Brockhouse Cooper, the Trustees noted that their approval was subject to receipt of a favorable compliance report by the Trust’s Chief Compliance Officer on Brockhouse Cooper, which the Board subsequently received at a special meeting of the Board held on December 15, 2010, which was held for the purpose of receiving the Chief Compliance Officer’s report. In addition, the Trustees took into consideration the fee rate to be paid by the Adviser with respect to Brockhouse Cooper’s management of this portion of the Growth Fund’s portfolio, noting that Brockhouse Cooper did not currently provide such services to other registered investment companies, and that the fees payable to Brockhouse Cooper had been negotiated at arm’s length and were to be paid by the Adviser from the investment advisory fee that it receives from the Growth Fund. With respect to the sub-advisory fees payable to Brockhouse Cooper by the Adviser, the Board took note of the fact that these fees were lower than the sub-advisory fees payable by the Adviser to Wellington, which provides a benefit to the Adviser in connection with the fees that the Adviser incurs to operate the Growth Fund. The Board also considered Brockhouse Cooper’s brokerage practices, noting that its affiliated broker/dealer, BCI, was proposed to serve as transition manager for the transfer of portfolio assets in connection with the retention of Brockhouse Cooper as a Sub-Adviser, and that this was a fall-out benefit to Brockhouse Cooper as a result of the commissions that BCI would receive in connection with the portfolio transition process. In reviewing this matter, the Board determined that the amount of affiliated brokerage to be received by BCI was fair and reasonable and that the transactions would be done in accordance with applicable regulatory requirements under the 1940 Act relating to the use of affiliated brokers by investment advisers.

In reaching their conclusion with respect to the approval of the Sub-Advisory Agreement with Brockhouse Cooper, the Trustees did not identify any one single factor as being controlling; rather, the Trustees took note of a combination of factors that influenced their decision-making process. Based upon their review and consideration of these factors and other matters deemed relevant by the Board in reaching an informed business judgment, the Board of Trustees, including a majority of the Independent Trustees, concluded that the terms of the amended Advisory Agreement, amended Sub-Advisory Agreements and the new Sub-Advisory Agreement with Brockhouse Cooper were fair and reasonable in light of the services to be provided and the Board therefore voted to approve the Agreements.

Annual/Semi-Annual Report to Shareholders
These reports include financial statements and information about the portfolio of investments for each Fund. The Trust’s Annual Report includes a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the Funds. It has been filed with the Securities and Exchange Commission and is legally considered to be a part of the prospectus. To request a free copy of the current Annual or Semi-Annual Report, SAI, or to request other information about the Funds, you can visit www. NewCovenantFunds.com or write or call:

New Covenant Funds
Box 701
Milwaukee, WI 53201-0701
877-835-4531

Text-only versions of Fund documents can be viewed online or downloaded from the SEC’s EDGAR database at http://www.sec.gov.
You may review and copy the SAI and other information about the Funds by visiting SEC’s Public Reference Room in Washington, D.C. You can obtain information about the Public Reference Room by calling the SEC at 202-551-8090. Copies of this information also may be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

This report is authorized for distribution only if preceded by a current prospectus. Shares of New Covenant Funds are distributed by New Covenant Funds Distributors, Inc., 200 East Twelfth Street, Jeffersonville, IN 47130.

SEC File # 811-09025

NCF 14-10-20

Item 2. Code of Ethics.
Not applicable for semi-annual reports
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual reports
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual reports
Item 5. Audit Committee of Listed Registrants.
Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
Item 6. Investments.
Not Applicable
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
Not Applicable.

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Item 11. Controls and Procedures.
(a)	The Registrant’s [President/Chief Executive Officer] and [Treasurer/Chief Financial Officer] have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

New Covenant Funds
By	/s/ Michael Ricks
Michael Ricks, Treasurer

Date	3/2/11

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Robert E. Leech
Robert E. Leech, President

Date	2/28/11

By	/s/ Michael Ricks
Michael Ricks, Treasurer

Date	3/2/11

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